UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08342

Investment Company Act File Number

Global Macro Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Global Macro Portfolio

July 31, 2012

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 33.1%

Security	Principal Amount		Value
Albania — 0.4%
Republic of Albania, 7.50%, 11/4/15	EUR	24,274,000	$28,515,254

Total Albania			$28,515,254

Bermuda — 0.3%
Government of Bermuda, 5.603%, 7/20/20(1)	USD	16,113,000	$18,697,477

Total Bermuda			$18,697,477

Brazil — 3.6%
Nota do Tesouro Nacional, 6.00%, 5/15/15(2)	BRL	499,184,678	$262,924,041

Total Brazil			$262,924,041

Chile — 0.6%
Government of Chile, 3.00%, 1/1/15(2)	CLP	22,319,499,660	$46,710,656

Total Chile			$46,710,656

Congo — 0.1%
Republic of Congo, 3.00%, 6/30/29(3)	USD	12,850,650	$10,248,393

Total Congo			$10,248,393

Costa Rica — 0.0%(4)
Titulo Propiedad Ud, 1.00%, 1/12/22(2)	CRC	1,425,963,502	$2,236,325
Titulo Propiedad Ud, 1.63%, 7/13/16(2)	CRC	158,967,257	300,121

Total Costa Rica			$2,536,446

Cyprus — 0.5%
Republic of Cyprus, 3.75%, 6/3/13	EUR	24,090,000	$24,712,625
Republic of Cyprus, 3.75%, 11/1/15	EUR	5,360,000	4,044,678
Republic of Cyprus, 4.375%, 7/15/14	EUR	1,700,000	1,548,404
Republic of Cyprus, 4.625%, 2/3/20	EUR	13,850,000	9,539,572

Total Cyprus			$39,845,279

Dominican Republic — 1.2%
Dominican Republic, 16.00%, 7/10/20(1)	DOP	585,000,000	$16,224,844
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 13.00%, 2/25/13(5)	DOP	118,000,000	3,029,508
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 16.00%, 7/10/20(5)	DOP	2,439,100,000	65,858,566

Total Dominican Republic			$85,112,918

Georgia — 0.8%
Georgia Treasury Bond, 6.80%, 7/12/14	GEL	12,000,000	$7,258,360
Georgia Treasury Bond, 7.40%, 4/19/14	GEL	19,393,000	11,808,609
Georgia Treasury Bond, 8.90%, 1/12/14	GEL	14,630,000	9,096,852
Georgia Treasury Bond, 9.50%, 11/17/13	GEL	1,000,000	622,317
Georgia Treasury Bond, 9.80%, 4/26/17	GEL	1,600,000	1,048,217
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	6,000,000	4,124,024
Georgia Treasury Bond, 12.00%, 6/15/13	GEL	1,000,000	632,637
Georgia Treasury Bond, 12.00%, 6/15/14	GEL	778,000	513,063
Georgia Treasury Bond, 12.00%, 12/15/14	GEL	1,500,000	1,004,870
Georgia Treasury Bond, 12.00%, 9/15/15	GEL	4,000,000	2,709,281
Georgia Treasury Bond, 12.80%, 2/10/13	GEL	10,400,000	6,492,208

Security	Principal Amount		Value
Georgia Treasury Bond, 13.00%, 3/15/14	GEL	2,500,000	$1,649,987
Georgia Treasury Bond, 14.80%, 8/12/12	GEL	15,610,000	9,481,131

Total Georgia			$56,441,556

Germany — 2.0%
Bundesrepublik Deutschland, 3.50%, 7/4/19	EUR	15,000,000	$21,891,063
Bundesrepublik Deutschland, 4.75%, 7/4/34	EUR	66,600,000	121,795,275

Total Germany			$143,686,338

Greece — 0.0%(4)
Hellenic Republic Government Bond (GDP-Linked), 0.00% to 2015, 10/15/42(6)	EUR	4,654,100	$20,558

Total Greece			$20,558

Hungary — 1.8%
National Bank of Hungary, 8.875%, 11/1/13	USD	14,320,000	$14,799,308
Republic of Hungary, 3.50%, 7/18/16	EUR	39,283,000	43,756,583
Republic of Hungary, 4.375%, 7/4/17	EUR	42,073,000	46,740,070
Republic of Hungary, 4.50%, 1/29/14	EUR	19,886,000	24,396,773
Republic of Hungary, 5.50%, 5/6/14	GBP	2,983,000	4,598,793

Total Hungary			$134,291,527

Macedonia — 0.1%
Republic of Macedonia, 4.625%, 12/8/15	EUR	8,380,000	$9,717,882

Total Macedonia			$9,717,882

Mexico — 3.4%
Mexican Bonos, 7.00%, 6/19/14	MXN	1,253,707,000	$98,724,630
Mexican Bonos, 8.00%, 12/19/13	MXN	797,010,000	62,710,546
Mexican Bonos, 9.00%, 6/20/13	MXN	1,096,655,000	85,661,220

Total Mexico			$247,096,396

New Zealand — 2.5%
New Zealand Government Bond, 5.00%, 3/15/19	NZD	33,390,000	$30,001,588
New Zealand Government Bond, 5.50%, 4/15/23	NZD	64,360,000	61,285,067
New Zealand Government Bond, 6.00%, 12/15/17	NZD	33,390,000	31,132,762
New Zealand Government Bond, 6.00%, 5/15/21	NZD	66,498,000	64,639,412

Total New Zealand			$187,058,829

Philippines — 1.3%
Republic of the Philippines, 6.25%, 1/14/36	PHP	3,480,000,000	$94,923,763

Total Philippines			$94,923,763

Romania — 0.5%
Romania Government Bond, 6.75%, 2/7/22(1)	USD	31,468,000	$33,395,415

Total Romania			$33,395,415

Serbia — 4.3%
Serbia Treasury Bill, 0.00%, 8/9/12	RSD	6,528,500,000	$68,009,616
Serbia Treasury Bill, 0.00%, 9/6/12	RSD	7,673,410,000	79,103,621
Serbia Treasury Bill, 0.00%, 11/22/12	RSD	5,500,190,000	55,083,714
Serbia Treasury Bill, 0.00%, 1/24/13	RSD	235,430,000	2,302,927
Serbia Treasury Bill, 0.00%, 4/4/13	RSD	1,297,380,000	12,364,635
Serbia Treasury Bill, 0.00%, 4/25/13	RSD	2,814,850,000	26,641,666
Serbia Treasury Bill, 0.00%, 7/4/13	RSD	358,540,000	3,290,521
Serbia Treasury Bill, 0.00%, 10/24/13	RSD	4,365,640,000	38,549,334
Serbia Treasury Bill, 0.00%, 11/8/13	RSD	420,000,000	3,690,850
Serbia Treasury Bill, 0.00%, 12/12/13	RSD	784,600,000	6,821,234
Serbia Treasury Bill, 0.00%, 1/30/14	RSD	791,300,000	6,776,817
Serbia Treasury Bill, 0.00%, 3/13/14	RSD	765,280,000	6,452,615
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	996,190,000	9,405,850

Total Serbia			$318,493,400

Security	Principal Amount		Value
Sri Lanka — 1.2%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	11,610,000	$11,775,884
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	36,130,000	37,755,850
Republic of Sri Lanka, 6.25%, 10/4/20(3)	USD	1,010,000	1,055,450
Sri Lanka Government Bond, 6.85%, 10/15/12	LKR	250,000,000	1,877,986
Sri Lanka Government Bond, 6.90%, 8/1/12	LKR	850,000,000	6,445,604
Sri Lanka Government Bond, 8.50%, 1/15/13	LKR	3,123,380,000	23,284,995
Sri Lanka Government Bond, 10.50%, 4/1/13	LKR	455,470,000	3,402,516

Total Sri Lanka			$85,598,285

Turkey — 6.1%
Turkey Government Bond, 0.00%, 8/8/12	TRY	144,375,000	$80,469,043
Turkey Government Bond, 0.00%, 11/7/12	TRY	332,032,400	181,299,291
Turkey Government Bond, 3.00%, 1/6/21(2)	TRY	42,387,646	23,816,999
Turkey Government Bond, 4.00%, 4/1/20(2)	TRY	268,245,063	161,259,394

Total Turkey			$446,844,727

Uruguay — 0.4%
Monetary Regulation Bill, 0.00%, 1/11/13	UYU	94,370,000	$4,242,097
Monetary Regulation Bill, 0.00%, 8/15/13	UYU	181,000,000	7,708,184
Monetary Regulation Bill, 0.00%, 9/9/13	UYU	174,900,000	7,405,274
Monetary Regulation Bill, 0.00%, 2/27/14(2)	UYU	26,862,106	1,207,191
Republic of Uruguay, 4.375%, 12/15/28(2)	UYU	231,366,491	12,480,786

Total Uruguay			$33,043,532

Venezuela — 2.0%
Bolivarian Republic of Venezuela, 7.00%, 3/31/38(3)	USD	60,107,000	$40,391,904
Bolivarian Republic of Venezuela, 9.25%, 5/7/28(3)	USD	43,665,000	34,386,187
Bolivarian Republic of Venezuela, 11.75%, 10/21/26(3)	USD	78,773,000	72,766,559

Total Venezuela			$147,544,650

Total Foreign Government Bonds (identified cost $2,498,874,363)			$2,432,747,322

Foreign Corporate Bonds & Notes — 0.1%

Security	Principal Amount		Value
Chile — 0.1%
JPMorgan Chilean Inflation Linked Note, 3.80%, 11/17/15(2)	USD	3,776,903	$3,978,385

Total Chile (identified cost $3,000,000)			$3,978,385

Total Foreign Corporate Bonds & Notes (identified cost $3,000,000)			$3,978,385

Debt Obligations—United States — 29.9%

Corporate Bonds & Notes — 0.0%(4)

Security	Principal Amount		Value
Eaton Corp., 8.875%, 6/15/19		$500,000	$683,038

Total Corporate Bonds & Notes (identified cost $525,292)			$683,038

Collateralized Mortgage Obligations — 1.5%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22	$266,285	$310,137
Series 1548, Class Z, 7.00%, 7/15/23	301,611	343,838
Series 1650, Class K, 6.50%, 1/15/24	1,876,089	2,047,086
Series 1817, Class Z, 6.50%, 2/15/26	246,464	267,028
Series 1927, Class ZA, 6.50%, 1/15/27	927,437	1,007,379
Series 2127, Class PG, 6.25%, 2/15/29	1,198,747	1,274,949
Series 2344, Class ZD, 6.50%, 8/15/31	1,885,376	2,097,377
Series 2458, Class ZB, 7.00%, 6/15/32	2,917,290	3,363,508

		$10,711,302

Federal National Mortgage Association:
Series 1992-180, Class F, 1.40%, 10/25/22(7)	$1,060,392	$1,080,689
Series 1993-16, Class Z, 7.50%, 2/25/23	1,038,539	1,206,426
Series 1993-79, Class PL, 7.00%, 6/25/23	755,550	862,015
Series 1993-104, Class ZB, 6.50%, 7/25/23	287,839	323,455
Series 1993-121, Class Z, 7.00%, 7/25/23	4,501,642	5,119,022
Series 1993-141, Class Z, 7.00%, 8/25/23	809,484	919,773
Series 1994-42, Class ZQ, 7.00%, 4/25/24	4,956,617	5,672,938
Series 1994-79, Class Z, 7.00%, 4/25/24	928,366	1,061,686
Series 1994-89, Class ZQ, 8.00%, 7/25/24	708,144	842,579
Series 1996-35, Class Z, 7.00%, 7/25/26	251,647	291,134
Series 1998-16, Class H, 7.00%, 4/18/28	676,905	784,347
Series 1998-44, Class ZA, 6.50%, 7/20/28	1,209,259	1,405,909
Series 1999-25, Class Z, 6.00%, 6/25/29	1,734,422	1,944,991
Series 2000-2, Class ZE, 7.50%, 2/25/30	313,198	372,426
Series 2000-49, Class A, 8.00%, 3/18/27	886,863	1,064,052
Series 2001-31, Class ZA, 6.00%, 7/25/31	11,442,123	12,838,443
Series 2001-37, Class GA, 8.00%, 7/25/16	70,078	75,379
Series 2001-74, Class QE, 6.00%, 12/25/31	3,954,637	4,430,226
Series 2009-48, Class WA, 5.862%, 7/25/39(8)	11,755,172	13,334,186
Series 2011-38, Class SA, 12.761%, 5/25/41(9)	17,796,451	18,737,199
Series G48, Class Z, 7.10%, 12/25/21	888,791	1,010,192
Series G92-60, Class Z, 7.00%, 10/25/22	2,074,679	2,335,358
Series G93-1, Class K, 6.675%, 1/25/23	1,293,596	1,474,018
Series G93-31, Class PN, 7.00%, 9/25/23	3,944,017	4,545,200
Series G93-41, Class ZQ, 7.00%, 12/25/23	8,133,533	9,373,632
Series G94-7, Class PJ, 7.50%, 5/17/24	1,284,408	1,513,662

		$92,618,937

Government National Mortgage Association:
Series 1994-7, Class PQ, 6.50%, 10/16/24	$919,412	$1,045,500
Series 1996-22, Class Z, 7.00%, 10/16/26	733,509	839,102
Series 1999-42, Class Z, 8.00%, 11/16/29	1,998,379	2,315,499
Series 2000-21, Class Z, 9.00%, 3/16/30	2,943,598	3,683,825
Series 2001-35, Class K, 6.45%, 10/26/23	293,486	332,792
Series 2002-48, Class OC, 6.00%, 9/16/30	887,429	899,885

		$9,116,603

Total Collateralized Mortgage Obligations (identified cost $106,032,398)		$112,446,842

Commercial Mortgage-Backed Securities — 0.5%

Security	Principal Amount	Value
JPMCC, Series 2005-LDP5, Class AM, 5.237%, 12/15/44(8)	$9,960,000	$11,093,274
MLMT, Series 2006-C2, Class A2, 5.756%, 8/12/43(8)	4,512,435	4,731,770
WBCMT, Series 2004-C12, Class MAD, 5.262%, 7/15/41(1)(8)	9,503,880	10,058,631
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42(8)	6,000,000	6,568,158

Total Commercial Mortgage-Backed Securities (identified cost $30,231,591)		$32,451,833

Mortgage Pass-Throughs — 22.0%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.904%, with maturity at 2035(10)	$5,990,619	$6,353,131
3.329%, with maturity at 2029(10)	1,139,239	1,175,787
3.555%, with maturity at 2023(10)	305,284	321,631
4.321%, with maturity at 2030(10)	1,592,864	1,738,462
4.50%, with maturity at 2018	3,235,421	3,454,987
5.00%, with various maturities to 2019	3,852,966	4,144,712
5.50%, with various maturities to 2019	11,321,678	12,231,643
6.00%, with various maturities to 2035(11)	65,770,772	75,270,676
6.50%, with various maturities to 2033	55,106,784	64,291,845
6.60%, with maturity at 2030	2,629,551	3,203,782
7.00%, with various maturities to 2036	53,665,026	64,545,316
7.31%, with maturity at 2026	251,516	306,806
7.50%, with various maturities to 2035	29,129,012	35,269,581
7.95%, with maturity at 2022	418,426	501,105
8.00%, with various maturities to 2031	7,670,237	9,578,016
8.15%, with maturity at 2021	206,461	245,133
8.30%, with maturity at 2021	67,267	79,002
8.47%, with maturity at 2018	149,110	172,106
8.50%, with various maturities to 2028	1,080,301	1,334,062
9.00%, with various maturities to 2027	1,953,379	2,354,846
9.50%, with maturity at 2027	239,895	298,108
9.75%, with maturity at 2016	3,807	4,332
10.00%, with various maturities to 2020	608,344	701,342
10.50%, with maturity at 2021	368,509	432,870
11.00%, with maturity at 2016	402,269	440,721

		$288,450,002

Federal National Mortgage Association:
2.275%, with maturity at 2028(10)	$252,702	$263,978
2.371%, with maturity at 2022(10)	1,968,856	2,030,251
2.38%, with maturity at 2027(10)	398,704	412,676
2.39%, with various maturities to 2035(10)	26,394,597	27,599,405
2.392%, with maturity at 2038(10)	1,381,053	1,442,481
2.413%, with various maturities to 2033(10)	21,133,774	21,997,770
2.449%, with maturity at 2035(10)	5,394,157	5,612,401
2.54%, with maturity at 2025(10)	1,441,387	1,502,865
2.74%, with maturity at 2024(10)	1,072,749	1,124,105
3.408%, with maturity at 2023(10)	137,871	144,282

Security	Principal Amount	Value
3.665%, with maturity at 2034(10)	$3,726,115	$4,064,239
3.804%, with maturity at 2035(10)	12,693,688	13,853,970
4.169%, with maturity at 2035(10)	10,372,345	11,320,442
4.50%, with various maturities to 2018	4,324,947	4,650,654
5.00%, with various maturities to 2019(11)	20,281,185	21,932,544
5.50%, with various maturities to 2023(11)	19,058,404	20,753,641
6.00%, with various maturities to 2038(11)	456,822,139	514,648,985
6.324%, with maturity at 2032(10)	3,898,961	4,255,350
6.50%, with various maturities to 2036	178,882,481	204,811,926
7.00%, with various maturities to 2036	132,208,410	158,506,991
7.005%, with maturity at 2025(10)	146,583	157,554
7.50%, with various maturities to 2037	92,518,878	113,533,158
8.00%, with various maturities to 2030	6,854,755	8,328,267
8.50%, with various maturities to 2037	10,908,234	13,888,788
9.00%, with various maturities to 2032	3,428,465	4,179,160
9.077%, with maturity at 2028(8)	489,141	556,564
9.50%, with various maturities to 2031	2,886,309	3,489,110
10.50%, with maturity at 2029	313,041	371,931
10.664%, with maturity at 2027(8)	480,376	555,934
11.00%, with maturity at 2016	14,636	15,534
11.50%, with maturity at 2031	445,938	539,914

		$1,166,544,870

Government National Mortgage Association:
2.00%, with maturity at 2024(10)	$590,588	$616,559
6.00%, with various maturities to 2033	55,474,136	63,849,538
6.50%, with various maturities to 2032	5,947,920	7,013,092
7.00%, with various maturities to 2035	45,959,343	55,443,058
7.50%, with various maturities to 2031	7,520,299	8,968,983
7.75%, with maturity at 2019	32,318	38,047
8.00%, with various maturities to 2034	18,425,125	22,230,272
8.30%, with various maturities to 2020	101,898	113,499
8.50%, with various maturities to 2021	1,001,206	1,129,200
9.00%, with various maturities to 2025	396,949	479,593
9.50%, with various maturities to 2026	1,397,104	1,784,786

		$161,666,627

Total Mortgage Pass-Throughs (identified cost $1,552,398,660)		$1,616,661,499

U.S. Government Agency Obligations — 5.9%

Security	Principal Amount	Value
Federal Home Loan Bank:
4.125%, 12/13/19(11)	$20,000,000	$23,721,540
4.125%, 3/13/20(11)	65,000,000	77,678,315
4.50%, 9/13/19(11)	48,275,000	58,706,407
4.625%, 9/11/20	19,325,000	23,764,668
5.25%, 12/11/20(11)	11,545,000	14,707,141
5.25%, 12/9/22(11)	14,850,000	19,220,533
5.365%, 9/9/24	12,700,000	16,555,237
5.375%, 5/15/19(11)	27,930,000	35,368,178
5.375%, 9/30/22	49,780,000	65,064,849
5.375%, 8/15/24(11)	22,000,000	29,020,970
5.625%, 6/11/21(11)	12,850,000	16,762,953

Security	Principal Amount	Value
5.75%, 6/12/26	$14,850,000	$20,117,236

		$400,688,027

United States Agency for International Development - Israel:
5.50%, 12/4/23	$5,000,000	$6,694,290
5.50%, 4/26/24	22,500,000	30,026,340

		$36,720,630

Total U.S. Government Agency Obligations (identified cost $373,290,228)		$437,408,657

U.S. Treasury Obligations — 0.0%(4)

Security	Principal Amount	Value
U.S. Treasury Bond, 7.875%, 2/15/21(11)	$1,500,000	$2,315,508

Total U.S. Treasury Obligations (identified cost $1,716,811)		$2,315,508

Total Debt Obligations — United States (identified cost $2,064,194,980)		$2,201,967,377

Common Stocks — 0.6%

Security	Shares	Value
Germany — 0.4%
Deutsche EuroShop AG	267,609	$9,813,055
Deutsche Wohnen AG	619,567	10,319,499
GSW Immobilien AG	280,052	10,300,667

Total Germany		$30,433,221

Luxembourg — 0.2%
GAGFAH SA(12)	1,055,517	$10,809,345

Total Luxembourg		$10,809,345

Total Common Stocks (identified cost $38,088,821)		$41,242,566

Precious Metals — 6.1%

Description	Troy Ounces	Value
Gold(12)	184,663	$297,973,001
Platinum(12)	104,260	147,618,901

Total Precious Metals (identified cost $473,601,481)		$445,591,902

Currency Call Options Purchased — 0.1%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Bank of America	INR	3,709,482	INR	52.00	5/6/13	$263,195
Indian Rupee	Barclays Bank PLC	INR	4,073,798	INR	52.00	5/6/13	289,044
Indian Rupee	Barclays Bank PLC	INR	4,068,093	INR	52.00	5/6/13	288,640
Indian Rupee	Citibank NA	INR	3,921,500	INR	55.00	7/1/13	1,113,448
Indian Rupee	Citibank NA	INR	3,267,000	INR	55.00	7/1/13	927,613
Indian Rupee	Deutsche Bank	INR	3,211,300	INR	51.00	5/8/13	138,638
Indian Rupee	Goldman Sachs International	INR	3,725,500	INR	51.00	5/8/13	160,837
Indian Rupee	HSBC Bank USA	INR	3,847,800	INR	53.00	7/3/13	531,075
Indian Rupee	JPMorgan Chase Bank	INR	3,280,700	INR	53.00	7/3/13	452,803
Indian Rupee	Standard Chartered Bank	INR	3,304,700	INR	52.00	5/6/13	234,475
Indian Rupee	Standard Chartered Bank	INR	2,183,600	INR	53.00	7/3/13	301,381

Total Currency Call Options Purchased (identified cost $8,328,875)							$4,701,149

Currency Put Options Purchased — 0.0%(4)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Australian Dollar	Citibank NA	AUD	22,310	AUD	1.00	8/8/12	$2,345
Australian Dollar	Citibank NA	AUD	22,310	AUD	1.00	8/8/12	2,344
Australian Dollar	Deutsche Bank	AUD	70,730	AUD	1.00	8/8/12	7,433
Australian Dollar	Goldman Sachs International	AUD	99,020	AUD	1.00	8/8/12	10,406
Yuan Offshore Renminbi	Barclays Bank PLC	CNH	449,995	CNH	6.50	5/20/13	467,986
Yuan Offshore Renminbi	Citibank NA	CNH	425,666	CNH	6.50	5/20/13	442,684
Yuan Offshore Renminbi	HSBC Bank USA	CNH	481,026	CNH	6.50	5/20/13	500,257
Yuan Offshore Renminbi	Standard Chartered Bank	CNH	403,052	CNH	6.50	5/20/13	419,166

Total Currency Put Options Purchased (identified cost $7,242,241)							$1,852,621

Interest Rate Swaptions — 0.0%(4)

Description	Counterparty	Expiration Date	Notional Amount	Value
Options to receive 3-month USD-LIBOR- BBA Rate and pay 4.60%	Deutsche Bank	8/26/14	$99,600,000	$1,217,610

Total Interest Rate Swaptions (identified cost $6,205,080)				$1,217,610

Put Options Purchased — 0.0%(4)

Description	Counterparty	Number of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
KOSPI 200 Index	Bank of America	KRW	134,100	KRW	200	12/13/12	$131,500
KOSPI 200 Index	Credit Suisse International	KRW	400,150	KRW	200	10/11/12	136,927
KOSPI 200 Index	Deutsche Bank	KRW	401,490	KRW	200	10/11/12	137,385

Total Put Options Purchased (identified cost $10,766,330)							$405,812

Short-Term Investments — 36.5%

Foreign Government Securities — 20.8%

Security	Principal Amount (000’s omitted)		Value
Croatia — 1.1%
Croatia Treasury Bill, 0.00%, 11/8/12	EUR	2,368	$2,887,073
Croatia Treasury Bill, 0.00%, 11/15/12	EUR	7,010	8,539,878
Croatia Treasury Bill, 0.00%, 11/22/12	EUR	3,672	4,469,824
Croatia Treasury Bill, 0.00%, 11/29/12	EUR	9,109	11,079,217
Croatia Treasury Bill, 0.00%, 1/24/13	EUR	7,340	8,868,286
Croatia Treasury Bill, 0.00%, 1/31/13	EUR	3,436	4,153,206
Croatia Treasury Bill, 0.00%, 2/7/13	EUR	3,637	4,392,567
Croatia Treasury Bill, 0.00%, 2/28/13	EUR	6,953	8,376,694
Croatia Treasury Bill, 0.00%, 3/7/13	EUR	5,000	6,015,124
Croatia Treasury Bill, 0.00%, 3/14/13	EUR	7,111	8,547,421
Croatia Treasury Bill, 0.00%, 3/28/13	EUR	7,396	8,874,762
Croatia Treasury Bill, 0.00%, 4/4/13	EUR	7,050	8,488,558

Total Croatia			$84,692,610

Georgia — 0.8%
Bank of Georgia Promissory Note, 7.00%, 3/9/13	USD	12,265	$12,516,957
Bank of Georgia Promissory Note, 7.75%, 2/22/13	USD	17,671	18,097,262
Bank of Georgia Promissory Note, 8.25%, 12/21/12	USD	11,970	12,226,404
Georgia Treasury Bill, 0.00%, 1/17/13	GEL	2,000	1,176,718
Georgia Treasury Bill, 0.00%, 3/14/13	GEL	10,840	6,300,640
Georgia Treasury Bill, 0.00%, 5/23/13	GEL	9,290	5,319,951

Total Georgia			$55,637,932

Security	Principal Amount (000’s omitted)		Value
Hong Kong — 3.5%
Hong Kong Treasury Bill, 0.00%, 8/8/12	HKD	1,949,000	$251,324,031
Hong Kong Treasury Bill, 0.00%, 9/19/12	HKD	36,000	4,641,497

Total Hong Kong			$255,965,528

Malaysia — 6.8%
Bank Negara Monetary Note, 0.00%, 8/2/12	MYR	333,739	$106,634,800
Bank Negara Monetary Note, 0.00%, 8/9/12	MYR	106,465	33,998,095
Bank Negara Monetary Note, 0.00%, 8/14/12	MYR	316,865	101,145,020
Bank Negara Monetary Note, 0.00%, 8/23/12	MYR	195,993	62,516,415
Bank Negara Monetary Note, 0.00%, 8/28/12	MYR	215,318	68,651,894
Bank Negara Monetary Note, 0.00%, 9/4/12	MYR	68,835	21,936,058
Bank Negara Monetary Note, 0.00%, 9/13/12	MYR	111,091	35,375,890
Bank Negara Monetary Note, 0.00%, 9/27/12	MYR	81,866	26,039,117
Bank Negara Monetary Note, 0.00%, 10/18/12	MYR	142,426	45,223,156

Total Malaysia			$501,520,445

Nigeria — 2.1%
Nigeria Treasury Bill, 0.00%, 3/7/13	NGN	7,547,170	$42,662,637
Nigeria Treasury Bill, 0.00%, 3/28/13	NGN	2,761,000	15,603,835
Nigeria Treasury Bill, 0.00%, 4/4/13	NGN	8,032,600	45,256,598
Nigeria Treasury Bill, 0.00%, 4/11/13	NGN	2,138,000	12,010,947
Nigeria Treasury Bill, 0.00%, 4/25/13	NGN	1,467,500	8,196,347
Nigeria Treasury Bill, 0.00%, 5/9/13	NGN	3,668,200	20,369,625
Nigeria Treasury Bill, 0.00%, 5/23/13	NGN	1,253,000	6,913,854

Total Nigeria			$151,013,843

Philippines — 0.4%
Philippine Government Bond, 5.25%, 9/24/12	PHP	144,380	$3,475,710
Philippine Treasury Bill, 0.00%, 8/1/12	PHP	343,580	8,229,994
Philippine Treasury Bill, 0.00%, 8/22/12	PHP	608,540	14,559,257
Philippine Treasury Bill, 0.00%, 9/5/12	PHP	198,070	4,736,504

Total Philippines			$31,001,465

Serbia — 1.1%
Serbia Treasury Bill, 0.00%, 9/6/12	RSD	698,090	$7,196,468
Serbia Treasury Bill, 0.00%, 10/5/12	RSD	698,740	7,122,634
Serbia Treasury Bill, 0.00%, 10/25/12	RSD	135,660	1,372,275
Serbia Treasury Bill, 0.00%, 1/17/13	RSD	147,500	1,448,049
Serbia Treasury Bill, 0.00%, 2/13/13	RSD	2,101,100	20,429,242
Serbia Treasury Bill, 0.00%, 3/28/13	RSD	598,940	5,724,593
Serbia Treasury Bill, 0.00%, 4/11/13	RSD	703,090	6,681,497
Serbia Treasury Bill, 0.00%, 5/23/13	RSD	1,940,860	18,127,204
Serbia Treasury Bill, 0.00%, 6/13/13	RSD	209,100	1,935,973
Serbia Treasury Bill, 0.00%, 6/28/13	RSD	734,800	6,760,675
Serbia Treasury Bill, 0.00%, 7/12/13	RSD	795,400	7,272,358

Total Serbia			$84,070,968

South Korea — 1.1%
Korea Monetary Stabilization Bond, 0.00%, 8/7/12	KRW	17,514,100	$15,483,541
Korea Monetary Stabilization Bond, 0.00%, 8/14/12	KRW	5,873,520	5,189,724
Korea Monetary Stabilization Bond, 0.00%, 9/4/12	KRW	22,414,680	19,773,896
Korea Monetary Stabilization Bond, 0.00%, 9/18/12	KRW	6,833,300	6,022,065
Korea Monetary Stabilization Bond, 0.00%, 10/2/12	KRW	16,887,480	14,861,968
Korea Monetary Stabilization Bond, 0.00%, 10/9/12	KRW	6,719,250	5,910,786

Security	Principal Amount (000’s omitted)		Value
Korea Monetary Stabilization Bond, 3.28%, 10/2/12	KRW	7,210,960	$6,381,249
Korea Monetary Stabilization Bond, 3.64%, 8/9/12	KRW	6,326,000	5,595,790

Total South Korea			$79,219,019

Sri Lanka — 2.6%
Sri Lanka Treasury Bill, 0.00%, 8/3/12	LKR	1,161,300	$8,805,533
Sri Lanka Treasury Bill, 0.00%, 8/10/12	LKR	311,310	2,356,500
Sri Lanka Treasury Bill, 0.00%, 8/31/12	LKR	700,000	5,265,416
Sri Lanka Treasury Bill, 0.00%, 9/7/12	LKR	1,276,000	9,577,645
Sri Lanka Treasury Bill, 0.00%, 9/28/12	LKR	1,157,350	8,631,528
Sri Lanka Treasury Bill, 0.00%, 10/5/12	LKR	706,080	5,254,519
Sri Lanka Treasury Bill, 0.00%, 10/5/12	LKR	2,344,040	17,443,918
Sri Lanka Treasury Bill, 0.00%, 10/19/12	LKR	606,300	4,492,046
Sri Lanka Treasury Bill, 0.00%, 10/26/12	LKR	1,361,770	10,066,718
Sri Lanka Treasury Bill, 0.00%, 12/7/12	LKR	1,320,630	9,617,189
Sri Lanka Treasury Bill, 0.00%, 12/21/12	LKR	1,657,480	12,007,084
Sri Lanka Treasury Bill, 0.00%, 12/28/12	LKR	226,620	1,637,298
Sri Lanka Treasury Bill, 0.00%, 1/18/13	LKR	1,335,940	9,574,551
Sri Lanka Treasury Bill, 0.00%, 1/18/13	LKR	1,483,200	10,629,949
Sri Lanka Treasury Bill, 0.00%, 2/1/13	LKR	2,171,530	15,478,883
Sri Lanka Treasury Bill, 0.00%, 2/1/13	LKR	5,000,000	35,640,501
Sri Lanka Treasury Bill, 0.00%, 2/15/13	LKR	659,700	4,680,018
Sri Lanka Treasury Bill, 0.00%, 2/22/13	LKR	1,827,000	12,930,130
Sri Lanka Treasury Bill, 0.00%, 3/8/13	LKR	1,422,520	10,019,946

Total Sri Lanka			$194,109,372

Uganda — 0.2%
Uganda Treasury Bill, 0.00%, 11/15/12	UGX	12,390,000	$4,768,203
Uganda Treasury Bill, 0.00%, 1/25/13	UGX	17,475,000	6,512,076

Total Uganda			$11,280,279

Uruguay — 1.1%
Monetary Regulation Bill, 0.00%, 8/8/12	UYU	7,475	$349,520
Monetary Regulation Bill, 0.00%, 8/24/12	UYU	299,676	13,957,902
Monetary Regulation Bill, 0.00%, 8/29/12	UYU	29,884	1,390,171
Monetary Regulation Bill, 0.00%, 9/28/12	UYU	233,304	10,775,487
Monetary Regulation Bill, 0.00%, 11/5/12	UYU	175,309	8,021,187
Monetary Regulation Bill, 0.00%, 12/7/12	UYU	129,700	5,884,443
Monetary Regulation Bill, 0.00%, 2/15/13	UYU	32,230	1,435,905
Monetary Regulation Bill, 0.00%, 3/22/13(2)	UYU	222,948	10,297,294
Monetary Regulation Bill, 0.00%, 4/26/13(2)	UYU	233,792	10,772,202
Monetary Regulation Bill, 0.00%, 5/31/13(2)	UYU	312,990	14,385,724
Monetary Regulation Bill, 0.00%, 7/5/13(2)	UYU	103,288	4,735,978

Total Uruguay			$82,005,813

Total Foreign Government Securities (identified cost $1,569,905,742)			$1,530,517,274

U.S. Treasury Obligations — 2.1%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 8/2/12(11)		$99,000	$98,999,901
U.S. Treasury Bill, 0.00%, 11/15/12(11)		44,420	44,405,608

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 1/17/13(11)	$10,000	$9,994,020

Total U.S. Treasury Obligations (identified cost $153,396,679)		$153,399,529

Repurchase Agreements — 8.4%

Description	Principal Amount (000’s omitted)		Value
Bank of America:
Dated 7/20/12 with a maturity date of 8/9/12, an interest rate of 0.05% payable by the Portfolio and repurchase proceeds of EUR 49,929,386, collateralized by EUR 43,520,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $61,388,070.	EUR	49,930	$61,434,469
Dated 7/20/12 with a maturity date of 8/9/12, an interest rate of 0.05% payable by the Portfolio and repurchase proceeds of EUR 56,899,961, collateralized by EUR 48,250,000 Government of France 3.75%, due 10/25/19 and a market value, including accrued interest, of $70,017,359.	EUR	56,901	70,011,252
Dated 7/24/12 with a maturity date of 9/26/12, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of EUR 22,101,077, collateralized by EUR 18,300,000 European Investment Bank 4.625%, due 4/15/20 and a market value, including accrued interest, of $27,312,694.	EUR	22,120	27,216,596
Dated 7/24/12 with a maturity date of 9/26/12, an interest rate of 0.55% payable by the Portfolio and repurchase proceeds of EUR 16,778,842, collateralized by EUR 14,700,000 European Investment Bank 3.625%, due 1/15/21 and a market value, including accrued interest, of $20,708,581.	EUR	16,795	20,664,256
Dated 7/24/12 with a maturity date of 9/26/12, an interest rate of 0.65% payable by the Portfolio and repurchase proceeds of EUR 24,417,535, collateralized by EUR 20,760,000 European Investment Bank 4.25%, due 4/15/19 and a market value, including accrued interest, of $30,308,964.	EUR	24,445	30,076,998
Dated 7/31/12 with a maturity date of 9/4/12, an interest rate of 0.09% payable by the Portfolio and repurchase proceeds of EUR 75,292,926, collateralized by EUR 65,620,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $92,561,699.	EUR	75,299	92,647,808
Barclays Bank PLC:
Dated 7/18/12 with a maturity date of 8/28/12, an interest rate of 0.15% and repurchase proceeds of EUR 58,111,879, collateralized by EUR 48,350,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $71,661,834.	EUR	58,102	71,488,925
Citibank NA:
Dated 7/27/12 with a maturity date of 8/27/12, an interest rate of 0.04% payable by the Portfolio and repurchase proceeds of EUR 91,279,065, collateralized by EUR 77,194,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $114,412,897.	EUR	91,282	112,313,231
Nomura International PLC:
Dated 7/25/12 with a maturity date of 8/29/12, an interest rate of 0.07% payable by the Portfolio and repurchase proceeds of EUR 31,167,372, collateralized by EUR 30,900,000 Bundesrepublik Deutschland 0.50%, due 4/7/17 and a market value, including accrued interest, of $38,404,451.	EUR	31,169	38,350,563
Dated 7/31/12 with a maturity date of 8/6/12, an interest rate of 0.08% payable by the Portfolio and repurchase proceeds of EUR 13,561,921, collateralized by EUR 15,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $16,519,077.	EUR	13,562	16,686,696
Dated 7/31/12 with a maturity date of 8/29/12, an interest rate of 0.05% payable by the Portfolio and repurchase proceeds of EUR 65,590,340, collateralized by EUR 57,600,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $81,004,436.	EUR	65,593	80,705,251

Total Repurchase Agreements (identified cost $617,797,138)			$621,596,045

Other — 5.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(13)	$379,967	$379,967,024

Total Other (identified cost $379,967,024)		$379,967,024

Total Short-Term Investments (identified cost $2,721,066,583)		$2,685,479,872

Total Investments — 106.4% (identified cost $7,831,368,754)		$7,819,184,616

Currency Put Options Written — 0.0%(4)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Citibank NA	INR	2,317,250	INR	65.00	7/1/13	$(684,113)
Indian Rupee	Citibank NA	INR	1,930,500	INR	65.00	7/1/13	(569,934)
Indian Rupee	HSBC Bank USA	INR	2,323,200	INR	64.00	7/3/13	(799,032)
Indian Rupee	JPMorgan Chase Bank	INR	1,980,800	INR	64.00	7/3/13	(681,268)
Indian Rupee	Standard Chartered Bank	INR	1,318,400	INR	64.00	7/3/13	(453,445)

Total Currency Put Options Written (premiums received $4,089,906)							$(3,187,792)

Other Assets, Less Liabilities — (6.4)%							$(469,863,145)

Net Assets — 100.0%							$7,346,133,679

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Corp.

MLMT	-	Merrill Lynch Mortgage Trust

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CLP	-	Chilean Peso

CNH	-	Yuan Offshore Renminbi

CRC	-	Costa Rican Colon

DOP	-	Dominican Peso

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

HKD	-	Hong Kong Dollar

INR	-	Indian Rupee

KRW	-	South Korean Won

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NGN	-	Nigerian Naira

NZD	-	New Zealand Dollar

PHP	-	Philippine Peso

RSD	-	Serbian Dinar

TRY	-	New Turkish Lira

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

(1)	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2012, the aggregate value of these securities is $127,908,101 or 1.7% of the Portfolio’s net assets.

(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)	Amount is less than 0.05%.

(5)	Represents a structured security whose market value and interest rate are linked to the performance of the underlying security.

(6)	Variable rate security.

(7)	Floating-rate security.

(8)	Weighted average fixed-rate coupon that changes/updates monthly.

(9)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2012.

(10)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2012.

(11)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts and/or securities sold short.

(12)	Non-income producing.

(13)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2012 was $261,350.

Securities Sold Short — (10.0)%

Foreign Government Bonds — (8.4)%

Security	Principal Amount (000’s omitted)		Value
Belgium — (1.1)%
Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(57,600)	$(78,761,805)

Total Belgium			$(78,761,805)

France — (5.5)%
Government of France, 3.75%, 4/25/17	EUR	(109,140)	$(152,597,713)
Government of France, 3.75%, 10/25/19	EUR	(48,250)	(68,303,448)
Government of France, 4.00%, 10/25/38	EUR	(125,544)	(181,317,923)

Total France			$(402,219,084)

Security	Principal Amount (000’s omitted)		Value
Germany — (0.5)%
Bundesrepublik Deutschland, 0.50%, 4/7/17	EUR	(30,900)	$(38,344,037)

Total Germany			$(38,344,037)

Spain — (0.2)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(15,000)	$(16,514,425)

Total Spain			$(16,514,425)

Supranational — (1.1)%
European Investment Bank, 3.625%, 1/15/21	EUR	(14,700)	$(20,351,118)
European Investment Bank, 4.25%, 4/15/19	EUR	(20,760)	(29,987,751)
European Investment Bank, 4.625%, 4/15/20	EUR	(18,300)	(27,004,559)

Total Supranational			$(77,343,428)

Total Foreign Government Bonds (proceeds $625,021,551)			$(613,182,779)

Common Stocks — (1.6)%

Security	Shares		Value
China — (1.6)%
Agricultural Bank of China, Ltd., Class H		(73,853,000)	$(29,841,043)
Bank of China, Ltd., Class H		(78,867,000)	(29,896,763)
China Construction Bank Corp., Class H		(45,377,000)	(30,432,275)
Industrial & Commercial Bank of China, Class H		(53,402,000)	(30,449,442)

Total Common Stocks (proceeds $115,551,563)			$(120,619,523)

Total Securities Sold Short (proceeds $740,573,114)			$(733,802,302)

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2012 were $499,356,980 or 6.8% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at July 31, 2012 is as follows:

Forward Commodity Contracts(1)

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation
8/29/12	Gold 99,393 Troy Ounces	United States Dollar 156,250,263	Citibank NA	$(4,181,251)
8/29/12	Gold 29,799 Troy Ounces	United States Dollar 46,741,535	Merrill Lynch International	(1,357,890)

				$(5,539,141)

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
8/2/12	Serbian Dinar 531,420,000	Euro 4,519,954	Citibank NA	$6,340
8/7/12	New Taiwan Dollar 480,127,000	United States Dollar 16,032,558	Australia and New Zealand Banking Group Limited	18,052
8/7/12	New Taiwan Dollar 530,693,000	United States Dollar 17,721,074	Barclays Bank PLC	19,954
8/8/12	Chilean Peso 7,671,557,633	United States Dollar 15,624,354	Citibank NA	(252,662)
8/8/12	Euro 131,345,724	United States Dollar 165,253,937	Deutsche Bank	3,635,449
8/8/12	Euro 3,540,649	United States Dollar 4,446,525	Deutsche Bank	89,821
8/8/12	Euro 892,724	United States Dollar 1,125,689	Deutsche Bank	27,209
8/8/12	Euro 422,422	United States Dollar 529,197	Deutsche Bank	9,415
8/8/12	New Turkish Lira 19,740,000	United States Dollar 10,705,785	JPMorgan Chase Bank	(280,037)
8/8/12	South African Rand 60,000,000	United States Dollar 7,074,721	Deutsche Bank	(169,544)
8/8/12	South African Rand 1,706,456,210	United States Dollar 204,048,333	Standard Bank	(1,985,353)
8/9/12	Euro 10,000,000	United States Dollar 12,219,800	Australia and New Zealand Banking Group Limited	(85,152)
8/9/12	Serbian Dinar 1,101,170,000	Euro 9,375,649	Barclays Bank PLC	45,050
8/9/12	Serbian Dinar 1,165,750,000	Euro 10,000,000	Citibank NA	139,364
8/9/12	Serbian Dinar 434,984,000	Euro 3,696,046	Citibank NA	8,541
8/9/12	Serbian Dinar 567,900,000	Euro 4,802,618	Citibank NA	(16,918)
8/9/12	Serbian Dinar 478,200,000	Euro 4,031,361	Citibank NA	(29,852)
8/9/12	Serbian Dinar 205,650,000	Euro 1,743,535	JPMorgan Chase Bank	(720)
8/13/12	Euro 17,956,785	United States Dollar 22,059,372	Deutsche Bank	(37,345)
8/13/12	Euro 262,281,615	United States Dollar 322,598,518	Goldman Sachs International	(152,044)
8/13/12	Euro 61,070,000	United States Dollar 74,916,401	Goldman Sachs International	(233,269)
8/13/12	Japanese Yen 13,029,000,000	United States Dollar 164,621,897	Goldman Sachs International	(2,167,557)
8/20/12	Chilean Peso 6,825,000,000	United States Dollar 13,907,285	Deutsche Bank	(192,233)
8/20/12	Euro 2,228,272	United States Dollar 2,736,831	Australia and New Zealand Banking Group Limited	(5,382)
8/20/12	Euro 150,857,819	United States Dollar 184,490,061	Australia and New Zealand Banking Group Limited	(1,162,381)
8/20/12	Euro 148,231,510	United States Dollar 181,352,359	Bank of America	(1,068,030)

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
8/20/12	Euro 204,808,315	United States Dollar 250,324,915	Goldman Sachs International	$(1,721,444)
8/20/12	New Taiwan Dollar 870,322,500	United States Dollar 29,152,626	Australia and New Zealand Banking Group Limited	93,665
8/20/12	New Taiwan Dollar 959,777,500	United States Dollar 32,149,042	Bank of America	103,292
8/20/12	New Taiwan Dollar 849,770,000	United States Dollar 28,464,192	Citibank NA	91,453
8/20/12	New Taiwan Dollar 760,462,000	United States Dollar 25,476,967	HSBC Bank USA	86,108
8/27/12	Chilean Peso 2,562,085,573	United States Dollar 5,179,593	Credit Suisse International	(107,765)
8/28/12	British Pound Sterling 2,834,615	United States Dollar 4,398,558	Citibank NA	(45,628)
8/29/12	South African Rand 269,403,398	United States Dollar 31,940,648	Barclays Bank PLC	(492,442)
8/30/12	Sri Lankan Rupee 700,000,000	United States Dollar 5,709,625	Standard Chartered Bank	442,927
9/4/12	New Taiwan Dollar 1,649,572,000	United States Dollar 55,336,938	Barclays Bank PLC	194,970
9/4/12	New Taiwan Dollar 2,016,116,000	United States Dollar 67,641,280	Deutsche Bank	246,462
9/5/12	Chilean Peso 7,364,145,137	United States Dollar 15,168,167	State Street Bank and Trust Co.	(8,731)
9/7/12	Euro 119,894,060	United States Dollar 148,895,834	Bank of America	1,318,355
9/7/12	Sri Lankan Rupee 1,276,000,000	United States Dollar 10,142,278	Standard Chartered Bank	562,827
9/11/12	South Korean Won 20,450,000,000	United States Dollar 17,868,065	Goldman Sachs International	(241,601)
9/25/12	New Taiwan Dollar 1,118,055,000	United States Dollar 37,547,604	Australia and New Zealand Banking Group Limited	154,460
9/25/12	New Taiwan Dollar 1,145,622,000	United States Dollar 38,466,926	HSBC Bank USA	151,809
9/25/12	New Taiwan Dollar 1,205,877,000	United States Dollar 40,490,128	Nomura International PLC	159,794
10/3/12	New Zealand Dollar 234,431,196	United States Dollar 188,871,837	Goldman Sachs International	(193,123)
10/9/12	Croatian Kuna 35,151,490	Euro 4,550,355	Credit Suisse International	(141,848)
10/23/12	Croatian Kuna 101,834,000	Euro 13,119,557	Barclays Bank PLC	(473,941)
10/26/12	Ukraine Hryvna 51,500,000	United States Dollar 5,858,931	Citibank NA	(281,218)
10/29/12	Russian Ruble 459,950,000	United States Dollar 14,363,338	Deutsche Bank	297,822
10/29/12	Russian Ruble 530,022,000	United States Dollar 16,547,674	HSBC Bank USA	339,319
10/29/12	Russian Ruble 230,028,000	United States Dollar 7,181,642	Standard Chartered Bank	147,263
11/5/12	Brazilian Real 274,530,000	United States Dollar 132,892,826	Barclays Bank PLC	1,049,868
11/5/12	Brazilian Real 271,379,000	United States Dollar 131,316,655	State Street Bank and Trust Co.	986,964
11/7/12	New Turkish Lira 32,000,000	United States Dollar 16,304,071	Barclays Bank PLC	(1,253,348)

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
11/7/12	New Turkish Lira 50,000,000	United States Dollar 25,477,707	JPMorgan Chase Bank	$(1,955,761)
11/8/12	Euro 2,368,000	United States Dollar 3,265,657	JPMorgan Chase Bank	348,402
11/15/12	Euro 7,010,000	United States Dollar 9,513,832	Goldman Sachs International	876,979
11/23/12	Euro 3,672,000	United States Dollar 4,989,918	Credit Suisse International	465,201
11/29/12	Euro 9,109,000	United States Dollar 12,222,456	Standard Chartered Bank	997,158
1/17/13	Croatian Kuna 70,888,442	Euro 9,109,283	Barclays Bank PLC	(276,732)
1/18/13	Sri Lankan Rupee 1,483,200,000	United States Dollar 12,360,000	HSBC Bank USA	1,596,118
1/24/13	Euro 7,340,000	United States Dollar 9,577,966	Standard Chartered Bank	525,182
1/31/13	Euro 3,436,000	United States Dollar 4,523,425	State Street Bank and Trust Co.	285,199
2/1/13	Sri Lankan Rupee 5,000,000,000	United States Dollar 39,984,006	HSBC Bank USA	3,828,909
2/7/13	Euro 3,637,000	United States Dollar 4,831,991	Standard Chartered Bank	345,365
2/15/13	Sri Lankan Rupee 659,700,000	United States Dollar 5,229,489	Standard Chartered Bank	471,708
2/22/13	Sri Lankan Rupee 1,827,000,000	United States Dollar 14,517,282	Standard Chartered Bank	1,356,420
2/28/13	Euro 6,953,000	United States Dollar 9,312,327	Standard Chartered Bank	732,313
3/7/13	Euro 5,000,000	United States Dollar 6,574,900	State Street Bank and Trust Co.	404,232
3/8/13	Sri Lankan Rupee 1,422,520,000	United States Dollar 10,980,471	HSBC Bank USA	757,391
3/14/13	Euro 7,111,000	United States Dollar 9,302,112	Deutsche Bank	525,250
3/28/13	Euro 7,396,000	United States Dollar 9,897,105	JPMorgan Chase Bank	766,526
4/4/13	Euro 7,050,000	United States Dollar 9,426,449	Barclays Bank PLC	722,086

				$10,398,931

Purchases

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
8/2/12	Philippine Peso 308,890,000	United States Dollar 7,280,505	JPMorgan Chase Bank	$118,944
8/2/12	Serbian Dinar 531,420,000	Euro 4,530,435	Barclays Bank PLC	(19,236)
8/7/12	Ugandan Shilling 10,038,863,000	United States Dollar 3,386,931	Standard Chartered Bank	653,271
8/8/12	New Turkish Lira 6,892,224	United States Dollar 3,720,334	Deutsche Bank	115,367
8/8/12	Philippine Peso 737,690,000	United States Dollar 17,541,077	JPMorgan Chase Bank	128,722
8/13/12	Polish Zloty 49,887,947	Euro 11,545,730	Barclays Bank PLC	705,400

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
8/13/12	Polish Zloty 137,910,296	Euro 32,630,678	Deutsche Bank	$1,071,831
8/13/12	Polish Zloty 53,457,600	Euro 12,295,322	Goldman Sachs International	850,067
8/13/12	Polish Zloty 78,842,400	Euro 18,140,119	JPMorgan Chase Bank	1,246,027
8/13/12	Polish Zloty 137,910,296	Euro 32,637,628	JPMorgan Chase Bank	1,063,279
8/13/12	South Korean Won 27,819,579,000	United States Dollar 24,299,334	Deutsche Bank	320,670
8/13/12	South Korean Won 27,165,979,000	United States Dollar 23,727,818	Toronto-Dominion Bank	313,758
8/14/12	Philippine Peso 931,826,000	United States Dollar 21,690,044	Australia and New Zealand Banking Group Limited	627,926
8/14/12	Philippine Peso 931,826,000	United States Dollar 21,692,569	Bank of America	625,402
8/14/12	Philippine Peso 985,108,000	United States Dollar 22,927,617	HSBC Bank USA	666,500
8/14/12	Philippine Peso 151,280,000	United States Dollar 3,608,004	Standard Chartered Bank	15,272
8/16/12	Hong Kong Dollar 116,967,836	United States Dollar 15,081,925	Citibank NA	2,212
8/16/12	Hong Kong Dollar 591,295,583	United States Dollar 76,261,763	Goldman Sachs International	(8,464)
8/16/12	Hong Kong Dollar 161,351,966	United States Dollar 20,803,503	Nomura International PLC	4,398
8/16/12	Hong Kong Dollar 27,348,350	United States Dollar 3,525,942	Nomura International PLC	893
8/16/12	South Korean Won 34,208,382,000	United States Dollar 29,672,367	JPMorgan Chase Bank	606,526
8/16/12	South Korean Won 37,969,552,000	United States Dollar 32,948,240	Standard Chartered Bank	659,780
8/16/12	Yuan Offshore Renminbi 233,585,000	United States Dollar 36,601,742	Barclays Bank PLC	26,227
8/16/12	Yuan Offshore Renminbi 209,690,000	United States Dollar 32,858,016	JPMorgan Chase Bank	23,030
8/16/12	Yuan Offshore Renminbi 238,972,000	United States Dollar 37,444,688	Nomura International PLC	28,006
8/20/12	Mexican Peso 932,300,000	United States Dollar 66,181,586	Standard Chartered Bank	3,806,369
8/27/12	Polish Zloty 266,423,945	Euro 63,169,562	HSBC Bank USA	1,763,118
8/27/12	South Korean Won 26,061,347,000	United States Dollar 22,422,221	Australia and New Zealand Banking Group Limited	659,101
8/27/12	South Korean Won 28,920,661,000	United States Dollar 24,880,128	Barclays Bank PLC	733,554
8/29/12	South African Rand 102,359,318	United States Dollar 12,381,676	Australia and New Zealand Banking Group Limited	(58,784)
8/29/12	South African Rand 64,580,336	United States Dollar 7,757,976	Deutsche Bank	16,758
8/29/12	South African Rand 93,557,459	United States Dollar 11,225,709	Goldman Sachs International	37,540
8/29/12	South African Rand 14,344,958	United States Dollar 1,756,621	JPMorgan Chase Bank	(29,652)
8/29/12	South African Rand 84,850,338	United States Dollar 10,264,733	Nomura International PLC	(49,722)

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
8/29/12	South African Rand 67,004,129	United States Dollar 7,990,380	Standard Bank	$76,151
8/31/12	Georgian Lari 1,690,500	United States Dollar 1,000,000	Liberty Capital	20,548
8/31/12	Norwegian Krone 454,683,037	Euro 60,813,576	Barclays Bank PLC	505,212
8/31/12	Norwegian Krone 454,683,038	Euro 60,823,094	Deutsche Bank	493,497
9/7/12	Sri Lankan Rupee 1,276,000,000	United States Dollar 9,857,088	HSBC Bank USA	(277,637)
9/11/12	South Korean Won 44,974,694,000	United States Dollar 39,339,678	BNP Paribas SA	488,031
9/11/12	South Korean Won 49,707,406,000	United States Dollar 43,467,628	Nomura International PLC	551,173
9/12/12	Yuan Renminbi 288,507,000	United States Dollar 45,477,144	Barclays Bank PLC	37,409
9/12/12	Yuan Renminbi 295,620,500	United States Dollar 46,602,112	Citibank NA	34,659
9/12/12	Yuan Renminbi 280,842,000	United States Dollar 44,272,405	Nomura International PLC	32,926
9/17/12	Singapore Dollar 218,540,000	United States Dollar 172,636,069	Standard Chartered Bank	2,985,223
9/17/12	Yuan Renminbi 204,382,000	United States Dollar 32,209,982	BNP Paribas SA	25,837
9/17/12	Yuan Renminbi 162,185,000	United States Dollar 25,560,266	JPMorgan Chase Bank	20,100
9/24/12	Ugandan Shilling 12,605,000,000	United States Dollar 5,000,000	Barclays Bank PLC	(19,849)
9/24/12	Ugandan Shilling 9,702,200,000	United States Dollar 3,850,079	JPMorgan Chase Bank	(16,805)
9/24/12	Ugandan Shilling 8,503,000,000	United States Dollar 3,370,194	Standard Chartered Bank	(10,716)
9/25/12	Swedish Krona 412,556,000	Euro 48,699,286	Barclays Bank PLC	571,944
9/25/12	Swedish Krona 412,555,500	Euro 48,697,215	Deutsche Bank	574,420
9/26/12	Ugandan Shilling 8,585,000,000	United States Dollar 3,391,940	Citibank NA	(2,708)
9/27/12	Ugandan Shilling 6,678,000,000	United States Dollar 2,630,169	Barclays Bank PLC	5,180
9/27/12	Ugandan Shilling 7,256,000,000	United States Dollar 2,863,457	Citibank NA	(11)
9/28/12	Ugandan Shilling 7,712,000,000	United States Dollar 3,042,209	Barclays Bank PLC	4
9/28/12	Ugandan Shilling 8,282,000,000	United States Dollar 3,273,518	Citibank NA	(6,452)
9/28/12	Ugandan Shilling 8,323,000,000	United States Dollar 3,285,827	JPMorgan Chase Bank	(2,588)
9/28/12	Ugandan Shilling 3,385,400,000	United States Dollar 1,339,426	JPMorgan Chase Bank	(3,961)
9/28/12	Ugandan Shilling 5,631,000,000	United States Dollar 2,228,334	Standard Chartered Bank	(7,029)
10/9/12	Croatian Kuna 92,505,643	Euro 12,268,653	Deutsche Bank	11,482
10/9/12	Croatian Kuna 115,368,289	Euro 15,232,148	JPMorgan Chase Bank	98,901
10/18/12	Ugandan Shilling 1,924,000,000	United States Dollar 753,033	JPMorgan Chase Bank	(2,688)
10/18/12	Ugandan Shilling 2,290,000,000	United States Dollar 898,744	Standard Chartered Bank	(5,661)

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
10/25/12	Ugandan Shilling 8,104,390,000	United States Dollar 3,179,439	Barclays Bank PLC	$(32,323)
10/25/12	Ugandan Shilling 7,033,680,000	United States Dollar 2,071,288	Standard Chartered Bank	660,048
10/26/12	Ukraine Hryvna 51,500,000	United States Dollar 5,000,000	Deutsche Bank	1,140,148
10/29/12	Russian Ruble 549,000,000	United States Dollar 16,459,633	Bank of America	329,080
10/29/12	Russian Ruble 671,000,000	United States Dollar 20,074,794	Credit Suisse International	444,743
10/29/12	Ugandan Shilling 12,737,274,000	United States Dollar 4,083,114	Citibank NA	850,981
10/29/12	Ugandan Shilling 12,820,125,000	United States Dollar 4,062,697	Standard Chartered Bank	903,492
10/30/12	Yuan Renminbi 317,994,009	United States Dollar 49,943,304	HSBC Bank USA	93,124
10/30/12	Yuan Renminbi 268,149,054	United States Dollar 42,111,479	Standard Chartered Bank	81,834
10/31/12	Ugandan Shilling 9,550,753,500	United States Dollar 3,088,859	Standard Bank	606,349
11/7/12	New Turkish Lira 82,014,038	United States Dollar 44,512,368	Deutsche Bank	486,222
12/3/12	Georgian Lari 1,704,400	United States Dollar 1,000,000	Liberty Capital	19,717
12/14/12	Hungarian Forint 888,740,995	United States Dollar 3,733,422	Goldman Sachs International	78,240
12/17/12	Ugandan Shilling 8,700,450,000	United States Dollar 3,124,040	Standard Chartered Bank	187,338
2/28/13	Georgian Lari 1,700,900	United States Dollar 1,000,000	Liberty Capital	11,467
5/31/13	Georgian Lari 1,671,400	United States Dollar 1,000,000	Liberty Capital	(12,179)

				$28,748,963

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
8/12	1,896 Hang Seng H-Shares	Long	$112,957,561	$117,896,398	$4,938,837
9/12	1,440 Dow Jones Euro Stoxx 50 Index	Short	(37,561,643)	(41,246,936)	(3,685,293)
9/12	1,359 Euro-Bobl	Short	(212,627,861)	(213,612,466)	(984,605)
9/12	370 Euro-Schatz	Short	(50,386,837)	(50,507,478)	(120,641)
9/12	144 Japan 10-Year Bond	Short	(264,084,480)	(265,439,232)	(1,354,752)
9/12	2,844 U.S. 5-Year Treasury Note	Short	(352,988,158)	(354,877,875)	(1,889,717)
9/12	4,708 U.S. 10-Year Treasury Note	Short	(629,327,188)	(633,961,626)	(4,634,438)
9/12	1,598 U.S. 30-Year Treasury Bond	Short	(238,264,298)	(241,347,938)	(3,083,640)
10/12	1,583 Platinum	Long	116,179,026	112,147,635	(4,031,391)
12/12	742 Gold	Short	(117,295,360)	(119,803,320)	(2,507,960)

					$(17,353,600)

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Schatz: Short-term debt securities issued by the Federal Republic of Germany with a term to maturity of 1.75 to 2.25 years.

Hang Seng H-Shares: Hang Seng China Enterprises Index comprised of H-Shares listed on the Hong Kong Stock Exchange.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	HUF	589,390	Receives	6-month HUF BUBOR	7.32%	12/16/16	$(170,286)
Bank of America	HUF	1,166,000	Pays	6-month HUF BUBOR	6.99	12/19/16	176,052
Bank of America	HUF	1,166,000	Receives	6-month HUF BUBOR	7.29	12/19/16	(336,352)
Bank of America	HUF	1,018,000	Pays	6-month HUF BUBOR	6.97	12/20/16	96,047
Bank of America	HUF	1,018,000	Receives	6-month HUF BUBOR	7.34	12/20/16	(303,273)
Bank of America	HUF	1,345,000	Pays	6-month HUF BUBOR	6.91	12/21/16	120,808
Bank of America	HUF	1,345,000	Receives	6-month HUF BUBOR	7.37	12/21/16	(408,696)
Bank of America	HUF	406,800	Receives	6-month HUF BUBOR	7.32	12/22/16	(119,818)
Bank of America	HUF	867,000	Receives	6-month HUF BUBOR	7.93	1/10/17	(356,293)
Bank of America	HUF	2,415,000	Pays	6-month HUF BUBOR	6.95	1/17/17	293,862
Bank of America	HUF	2,415,000	Receives	6-month HUF BUBOR	7.91	1/17/17	(985,264)
Bank of America	PLN	31,619	Pays	6-month PLN WIBOR	4.34	7/30/17	1,442
Barclays Bank PLC	PLN	132,540	Pays	6-month PLN WIBOR	4.43	7/27/17	161,048
Barclays Bank PLC	PLN	66,483	Pays	6-month PLN WIBOR	4.32	8/2/17	(11,642)
Citibank NA	PLN	60,754	Pays	6-month PLN WIBOR	4.33	7/30/17	767
Citibank NA	PLN	41,457	Pays	6-month PLN WIBOR	4.31	8/2/17	(9,989)
Credit Suisse International	HUF	1,839,440	Pays	6-month HUF BUBOR	6.93	12/16/16	259,780
Credit Suisse International	HUF	1,839,440	Receives	6-month HUF BUBOR	7.32	12/16/16	(544,108)
Credit Suisse International	HUF	440,700	Pays	6-month HUF BUBOR	6.98	12/22/16	43,612
Credit Suisse International	HUF	440,700	Receives	6-month HUF BUBOR	7.29	12/22/16	(127,310)
Credit Suisse International	HUF	326,000	Pays	6-month HUF BUBOR	6.99	12/27/16	33,482
Credit Suisse International	HUF	326,000	Receives	6-month HUF BUBOR	7.38	12/27/16	(99,904)
Credit Suisse International	HUF	2,500,000	Receives	6-month HUF BUBOR	7.92	1/11/17	(1,022,907)
Credit Suisse International	HUF	1,437,000	Receives	6-month HUF BUBOR	7.63	1/16/17	(510,562)
Credit Suisse International	HUF	1,258,000	Pays	6-month HUF BUBOR	7.10	1/17/17	173,821
Credit Suisse International	HUF	1,258,000	Receives	6-month HUF BUBOR	7.83	1/17/17	(494,337)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Credit Suisse International	HUF	2,183,000	Receives	6-month HUF BUBOR	7.75%	1/20/17	$(825,598)
Deutsche Bank	HUF	2,396,050	Pays	6-month HUF BUBOR	7.01	1/19/17	302,411
Deutsche Bank	HUF	2,396,050	Receives	6-month HUF BUBOR	7.98	1/19/17	(1,009,486)
Deutsche Bank	PLN	35,927	Pays	6-month PLN WIBOR	4.34	7/30/17	4,007
Deutsche Bank	PLN	102,951	Pays	6-month PLN WIBOR	4.36	8/1/17	36,609
Goldman Sachs International	PLN	20,449	Pays	6-month PLN WIBOR	4.35	8/1/17	4,034
JPMorgan Chase Bank	HUF	6,015,000	Pays	6-month HUF BUBOR	6.93	12/19/16	864,576
JPMorgan Chase Bank	HUF	6,015,000	Receives	6-month HUF BUBOR	7.26	12/19/16	(1,671,476)
JPMorgan Chase Bank	HUF	2,068,000	Pays	6-month HUF BUBOR	6.94	12/20/16	195,734
JPMorgan Chase Bank	HUF	2,068,000	Receives	6-month HUF BUBOR	7.34	12/20/16	(616,935)
JPMorgan Chase Bank	HUF	2,409,000	Receives	6-month HUF BUBOR	7.36	12/21/16	(728,878)
JPMorgan Chase Bank	HUF	2,292,500	Pays	6-month HUF BUBOR	6.99	12/22/16	355,109
JPMorgan Chase Bank	HUF	2,292,500	Receives	6-month HUF BUBOR	7.30	12/22/16	(666,586)
JPMorgan Chase Bank	HUF	1,956,000	Receives	6-month HUF BUBOR	7.37	12/27/16	(595,741)
JPMorgan Chase Bank	HUF	2,671,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(1,010,157)
Morgan Stanley & Co. International PLC	HUF	2,507,000	Pays	6-month HUF BUBOR	6.94	12/19/16	362,572
Morgan Stanley & Co. International PLC	HUF	2,507,000	Receives	6-month HUF BUBOR	7.26	12/19/16	(708,870)
Morgan Stanley & Co. International PLC	HUF	1,035,000	Pays	6-month HUF BUBOR	7.02	12/20/16	104,050
Morgan Stanley & Co. International PLC	HUF	1,035,000	Receives	6-month HUF BUBOR	7.36	12/20/16	(312,240)
Nomura International PLC	HUF	1,713,000	Pays	6-month HUF BUBOR	6.99	12/21/16	263,608
Nomura International PLC	HUF	1,713,000	Receives	6-month HUF BUBOR	7.39	12/21/16	(526,979)

							$(10,320,256)

HUF	-	Hungarian Forint

PLN	-	Polish Zloty

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Argentina	Bank of America	$18,980	5.00	%(1)	6/20/13	6.61%	$(153,468)	$(110,828)	$(264,296)
Argentina	Bank of America	19,202	5.00	(1)	6/20/13	6.61	(155,264)	(147,896)	(303,160)
Argentina	Bank of America	19,081	5.00	(1)	6/20/13	6.61	(154,280)	(151,817)	(306,097)
Argentina	Bank of America	37,961	5.00	(1)	6/20/13	6.61	(306,938)	(215,261)	(522,199)
Argentina	Bank of America	115,016	5.00	(1)	6/20/13	6.61	(929,981)	(285,945)	(1,215,926)

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Argentina	Credit Suisse International	$19,169	5.00	%(1)	6/20/13	6.61%	$(154,994)	$(47,657)	$(202,651)
Argentina	Credit Suisse International	19,361	5.00	(1)	6/20/13	6.61	(156,546)	(80,478)	(237,024)
Argentina	Credit Suisse International	18,925	5.00	(1)	6/20/13	6.61	(153,021)	(110,802)	(263,823)
Argentina	Credit Suisse International	19,049	5.00	(1)	6/20/13	6.61	(154,023)	(111,528)	(265,551)
Argentina	Deutsche Bank	10,128	5.00	(1)	6/20/13	6.61	(81,895)	(59,267)	(141,162)
Argentina	Deutsche Bank	16,380	5.00	(1)	6/20/13	6.61	(132,443)	(89,174)	(221,617)
Argentina	Deutsche Bank	19,049	5.00	(1)	6/20/13	6.61	(154,023)	(111,528)	(265,551)
Argentina	Deutsche Bank	19,081	5.00	(1)	6/20/13	6.61	(154,279)	(151,816)	(306,095)
Poland	Bank of America	32,910	1.00	(1)	9/20/17	1.64	(995,768)	1,540,387	544,619
Poland	Bank of America	16,600	1.00	(1)	9/20/17	1.64	(502,272)	522,205	19,933
Poland	Barclays Bank PLC	17,300	1.00	(1)	9/20/17	1.64	(523,452)	904,624	381,172
Poland	Barclays Bank PLC	8,610	1.00	(1)	9/20/17	1.64	(260,516)	266,778	6,262
Poland	Credit Suisse International	28,990	1.00	(1)	9/20/17	1.64	(877,160)	1,450,220	573,060
Poland	Deutsche Bank	18,400	1.00	(1)	9/20/17	1.64	(556,735)	987,377	430,642
Poland	Deutsche Bank	7,400	1.00	(1)	6/20/22	2.08	(673,654)	1,247,427	573,773
Poland	Goldman Sachs International	13,760	1.00	(1)	9/20/17	1.64	(424,762)	416,950	(7,812)
Poland	JPMorgan Chase Bank	7,900	1.00	(1)	9/20/17	1.64	(243,868)	252,489	8,621
Poland	Morgan Stanley & Co. International PLC	9,180	1.00	(1)	9/20/17	1.64	(283,380)	284,700	1,320
South Africa	Bank of America	5,575	1.00	(1)	9/20/15	0.81	39,865	57,146	97,011
South Africa	Bank of America	16,990	1.00	(1)	12/20/15	0.89	85,250	92,797	178,047
South Africa	Bank of America	5,160	1.00	(1)	12/20/15	0.89	25,891	29,539	55,430
South Africa	Bank of America	19,900	1.00	(1)	9/20/17	1.32	(289,035)	670,321	381,286
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	0.75	84,076	253,966	338,042
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/15	0.81	85,808	278,430	364,238
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/15	0.89	60,263	76,986	137,249
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/15	0.89	36,829	46,656	83,485
South Africa	Barclays Bank PLC	4,000	1.00	(1)	6/20/17	1.26	(45,025)	132,077	87,052
South Africa	Barclays Bank PLC	11,400	1.00	(1)	9/20/17	1.32	(165,589)	297,863	132,274
South Africa	BNP Paribas SA	19,000	1.00	(1)	9/20/17	1.32	(275,981)	514,471	238,490
South Africa	BNP Paribas SA	9,200	1.00	(1)	9/20/17	1.32	(133,624)	288,256	154,632
South Africa	Citibank NA	5,000	1.00	(1)	6/20/15	0.75	42,038	84,531	126,569

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Citibank NA	$4,600	1.00	%(1)	6/20/17	1.26%	$(51,779)	$149,829	$98,050
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/15	0.75	84,077	248,891	332,968
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/15	0.75	42,039	85,823	127,862
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/15	0.89	52,435	149,101	201,536
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/15	0.89	85,251	109,062	194,313
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/15	0.89	38,837	54,083	92,920
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/17	1.32	(145,243)	364,966	219,723
South Africa	Deutsche Bank	12,500	1.00	(1)	9/20/15	0.81	89,383	187,054	276,437
South Africa	Deutsche Bank	5,500	1.00	(1)	9/20/15	0.81	39,329	84,690	124,019
South Africa	Deutsche Bank	5,575	1.00	(1)	9/20/15	0.81	39,865	60,370	100,235
South Africa	Deutsche Bank	1,450	1.00	(1)	9/20/15	0.81	10,368	19,994	30,362
South Africa	Deutsche Bank	13,005	1.00	(1)	12/20/15	0.89	65,254	83,365	148,619
South Africa	Deutsche Bank	16,940	1.00	(1)	9/20/17	1.32	(246,042)	633,804	387,762
South Africa	Deutsche Bank	15,200	1.00	(1)	9/20/17	1.32	(220,770)	512,004	291,234
South Africa	Deutsche Bank	9,200	1.00	(1)	9/20/17	1.32	(133,633)	240,380	106,747
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/15	0.89	86,981	116,637	203,618
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/15	0.89	40,241	56,040	96,281
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/17	1.32	(155,266)	379,973	224,707
South Africa	HSBC Bank USA	9,200	1.00	(1)	9/20/17	1.32	(133,624)	331,367	197,743
South Africa	HSBC Bank USA	9,146	1.00	(1)	9/20/17	1.32	(132,848)	238,969	106,121
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/15	0.75	42,039	128,250	170,289
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/15	0.75	42,039	83,237	125,276
South Africa	JPMorgan Chase Bank	9,200	1.00	(1)	9/20/17	1.32	(133,624)	279,578	145,954
South Africa	Morgan Stanley & Co. International PLC	4,400	1.00	(1)	6/20/17	1.26	(49,528)	141,343	91,815
South Africa	Morgan Stanley & Co. International PLC	9,200	1.00	(1)	9/20/17	1.32	(133,623)	275,235	141,612
Spain	Deutsche Bank	3,600	1.00	(1)	3/20/13	3.50	(52,299)	67,858	15,559
Markit CDX North America High Yield Index	Citibank NA	32,650	5.00	(1)	6/20/17	5.67	(692,337)	1,154,749	462,412

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index	Citibank NA	$3,396	5.00	%(1)	6/20/17	5.67%	$(72,005)	$117,990	$45,985
Markit CDX North America High Yield Index	Deutsche Bank	44,570	5.00	(1)	6/20/17	5.67	(945,088)	2,733,704	1,788,616
Markit CDX North America High Yield Index	JPMorgan Chase Bank	32,690	5.00	(1)	6/20/17	5.67	(693,177)	2,024,952	1,331,775

							$(11,864,704)	$20,135,497	$8,270,793

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Austria	Barclays Bank PLC	$8,800	0.44%		12/20/13	$(28,286)	$—	$(28,286)
Austria	Barclays Bank PLC	3,700	1.42		3/20/14	(73,429)	—	(73,429)
Brazil	Bank of America	18,450	1.00	(1)	6/20/20	810,699	(533,531)	277,168
Brazil	Bank of America	11,450	1.00	(1)	6/20/20	503,117	(417,787)	85,330
Brazil	Bank of America	51,475	1.00	(1)	12/20/20	2,509,990	(1,608,942)	901,048
Brazil	Bank of America	22,575	1.00	(1)	12/20/20	1,100,787	(690,202)	410,585
Brazil	Bank of America	7,450	1.00	(1)	12/20/20	363,272	(217,899)	145,373
Brazil	Bank of America	3,600	1.00	(1)	12/20/20	175,541	(96,245)	79,296
Brazil	Barclays Bank PLC	9,000	1.65		9/20/19	(103,290)	—	(103,290)
Brazil	Barclays Bank PLC	47,170	1.00	(1)	12/20/20	2,300,072	(1,508,777)	791,295
Brazil	Citibank NA	9,440	1.00	(1)	12/20/20	460,307	(279,341)	180,966
Brazil	Credit Suisse International	20,000	1.00	(1)	6/20/20	878,807	(620,507)	258,300
Brazil	Credit Suisse International	14,225	1.00	(1)	6/20/20	625,051	(613,339)	11,712
Brazil	Deutsche Bank	10,600	1.00	(1)	12/20/20	516,870	(211,471)	305,399
Brazil	Deutsche Bank	11,580	1.00	(1)	12/20/20	564,656	(382,244)	182,412
Brazil	HSBC Bank USA	14,225	1.00	(1)	6/20/20	625,051	(587,749)	37,302
Brazil	HSBC Bank USA	9,710	1.00	(1)	12/20/20	473,472	(287,330)	186,142
Brazil	Standard Chartered Bank	9,440	1.00	(1)	12/20/20	460,307	(279,341)	180,966
Brazil	Standard Chartered Bank	2,700	1.00	(1)	12/20/20	131,655	(67,278)	64,377
China	Bank of America	22,200	1.00	(1)	3/20/17	(33,404)	(614,501)	(647,905)
China	Barclays Bank PLC	37,413	1.00	(1)	3/20/17	(56,294)	(942,421)	(998,715)
China	Deutsche Bank	13,655	1.00	(1)	3/20/17	(20,546)	(326,895)	(347,441)
China	Deutsche Bank	15,969	1.00	(1)	3/20/17	(24,028)	(382,291)	(406,319)
Colombia	Bank of America	17,400	1.00	(1)	9/20/21	722,854	(713,980)	8,874
Colombia	Barclays Bank PLC	20,000	1.00	(1)	6/20/17	134,047	(641,704)	(507,657)
Colombia	Barclays Bank PLC	7,300	1.00	(1)	6/20/22	345,183	(420,824)	(75,641)
Colombia	Citibank NA	7,100	1.00	(1)	6/20/22	335,726	(555,378)	(219,652)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Colombia	Deutsche Bank	$6,250	1.00	%(1)	6/20/22	$295,533	$(430,055)	$(134,522)
Colombia	Deutsche Bank	7,920	1.00	(1)	6/20/22	374,499	(625,031)	(250,532)
Colombia	Deutsche Bank	14,900	1.00	(1)	6/20/22	704,551	(979,701)	(275,150)
Colombia	Goldman Sachs International	7,090	1.00	(1)	6/20/17	47,519	(227,484)	(179,965)
Colombia	Goldman Sachs International	13,390	1.00	(1)	9/20/21	556,265	(539,783)	16,482
Colombia	Goldman Sachs International	6,900	1.00	(1)	6/20/22	326,269	(539,734)	(213,465)
Colombia	Goldman Sachs International	7,700	1.00	(1)	6/20/22	364,097	(664,179)	(300,082)
Colombia	HSBC Bank USA	14,730	1.00	(1)	6/20/17	98,725	(479,208)	(380,483)
Colombia	HSBC Bank USA	38,410	1.00	(1)	9/20/21	1,595,679	(1,513,736)	81,943
Colombia	Morgan Stanley & Co. International PLC	19,970	1.00	(1)	9/20/21	829,620	(819,436)	10,184
Egypt	Bank of America	7,050	1.00	(1)	9/20/15	857,959	(211,755)	646,204
Egypt	Barclays Bank PLC	9,000	1.00	(1)	9/20/15	1,095,267	(270,325)	824,942
Egypt	Citibank NA	3,050	1.00	(1)	12/20/15	405,690	(138,984)	266,706
Egypt	Citibank NA	4,550	1.00	(1)	6/20/20	1,302,835	(397,831)	905,004
Egypt	Citibank NA	50	1.00	(1)	6/20/20	14,317	(4,592)	9,725
Egypt	Credit Suisse International	11,000	1.00	(1)	12/20/15	1,463,147	(469,596)	993,551
Egypt	Deutsche Bank	9,540	1.00	(1)	6/20/15	1,059,515	(221,886)	837,629
Egypt	Deutsche Bank	710	1.00	(1)	6/20/15	78,853	(25,881)	52,972
Egypt	Deutsche Bank	8,200	1.00	(1)	9/20/15	997,910	(251,474)	746,436
Egypt	Deutsche Bank	4,175	1.00	(1)	9/20/15	508,082	(160,894)	347,188
Egypt	Deutsche Bank	2,855	1.00	(1)	12/20/15	379,753	(118,348)	261,405
Egypt	Deutsche Bank	5,100	1.00	(1)	6/20/20	1,460,321	(396,498)	1,063,823
Egypt	Deutsche Bank	4,600	1.00	(1)	6/20/20	1,317,152	(404,116)	913,036
Egypt	Deutsche Bank	4,550	1.00	(1)	6/20/20	1,302,835	(400,261)	902,574
Egypt	Goldman Sachs International	9,700	1.00	(1)	9/20/15	1,180,454	(306,544)	873,910
Guatemala	Citibank NA	18,256	1.00	(1)	9/20/20	1,177,591	(1,140,852)	36,739
Hungary	Bank of America	7,800	1.00	(1)	3/20/17	1,129,474	(1,297,490)	(168,016)
Hungary	Barclays Bank PLC	3,700	1.00	(1)	3/20/17	535,776	(615,424)	(79,648)
Hungary	Barclays Bank PLC	10,900	1.00	(1)	3/20/17	1,578,367	(1,819,602)	(241,235)
Hungary	Deutsche Bank	7,600	1.00	(1)	3/20/17	1,100,513	(1,258,557)	(158,044)
Hungary	Goldman Sachs International	14,600	1.00	(1)	3/20/17	2,114,143	(2,408,889)	(294,746)
Hungary	HSBC Bank USA	4,100	1.00	(1)	3/20/17	593,698	(681,957)	(88,259)
Lebanon	Barclays Bank PLC	4,200	1.00	(1)	12/20/14	249,905	(154,306)	95,599
Lebanon	Barclays Bank PLC	6,700	1.00	(1)	3/20/15	464,299	(249,175)	215,124
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	339,562	(185,494)	154,068
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	339,562	(212,156)	127,406
Lebanon	Barclays Bank PLC	5,000	1.00	(1)	12/20/15	492,647	(298,913)	193,734
Lebanon	Citibank NA	4,600	3.30		9/20/14	(42,533)	—	(42,533)
Lebanon	Citibank NA	5,500	1.00	(1)	12/20/14	327,257	(205,116)	122,141
Lebanon	Citibank NA	4,500	1.00	(1)	12/20/14	267,756	(162,007)	105,749
Lebanon	Citibank NA	4,300	1.00	(1)	12/20/14	255,855	(157,980)	97,875
Lebanon	Citibank NA	2,800	1.00	(1)	3/20/15	194,035	(92,763)	101,272
Lebanon	Citibank NA	15,000	1.00	(1)	9/20/15	1,330,895	(871,085)	459,810
Lebanon	Citibank NA	6,000	1.00	(1)	9/20/15	532,358	(375,167)	157,191
Lebanon	Credit Suisse International	8,800	1.00	(1)	3/20/15	609,825	(327,089)	282,736
Lebanon	Credit Suisse International	4,600	1.00	(1)	3/20/15	318,773	(171,974)	146,799
Lebanon	Credit Suisse International	9,900	1.00	(1)	6/20/15	783,222	(377,468)	405,754
Lebanon	Credit Suisse International	5,000	1.00	(1)	9/20/15	443,631	(290,884)	152,747
Lebanon	Credit Suisse International	22,710	1.00	(1)	12/20/15	2,237,601	(1,373,712)	863,889
Lebanon	Credit Suisse International	8,300	1.00	(1)	12/20/15	817,794	(478,974)	338,820

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Lebanon	Credit Suisse International	$5,000	1.00	%(1)	12/20/15	$492,646	$(295,372)	$197,274
Lebanon	Credit Suisse International	4,450	1.00	(1)	12/20/15	438,456	(256,229)	182,227
Lebanon	Deutsche Bank	6,100	1.00	(1)	3/20/15	422,719	(210,522)	212,197
Lebanon	Deutsche Bank	5,000	1.00	(1)	6/20/15	395,567	(193,142)	202,425
Lebanon	Deutsche Bank	4,900	1.00	(1)	6/20/15	387,655	(186,826)	200,829
Lebanon	Deutsche Bank	6,700	1.00	(1)	9/20/15	594,466	(346,997)	247,469
Lebanon	Deutsche Bank	6,890	1.00	(1)	12/20/15	678,867	(412,876)	265,991
Lebanon	Deutsche Bank	5,000	1.00	(1)	12/20/15	492,646	(302,446)	190,200
Lebanon	Deutsche Bank	3,085	1.00	(1)	12/20/15	303,963	(185,627)	118,336
Lebanon	Goldman Sachs International	3,600	1.00	(1)	9/20/15	319,415	(209,437)	109,978
Mexico	Bank of America	7,100	1.00	(1)	6/20/22	320,177	(454,447)	(134,270)
Mexico	Bank of America	14,100	1.00	(1)	6/20/22	635,844	(1,025,415)	(389,571)
Mexico	Barclays Bank PLC	3,900	1.00	(1)	6/20/22	175,872	(297,505)	(121,633)
Mexico	Citibank NA	4,150	1.00	(1)	6/20/22	187,146	(272,758)	(85,612)
Mexico	Deutsche Bank	6,900	1.00	(1)	6/20/22	311,158	(447,059)	(135,901)
Mexico	Deutsche Bank	7,300	1.00	(1)	6/20/22	329,196	(525,186)	(195,990)
Mexico	Deutsche Bank	6,680	1.00	(1)	6/20/22	301,237	(519,424)	(218,187)
Mexico	Deutsche Bank	14,300	1.00	(1)	6/20/22	644,863	(962,838)	(317,975)
Mexico	Goldman Sachs International	6,500	1.00	(1)	6/20/22	293,120	(421,180)	(128,060)
Mexico	Goldman Sachs International	7,060	1.00	(1)	6/20/22	318,373	(551,703)	(233,330)
Philippines	Bank of America	9,300	1.00	(1)	9/20/15	(102,176)	(128,883)	(231,059)
Philippines	Barclays Bank PLC	9,131	1.00	(1)	3/20/15	(110,948)	(139,754)	(250,702)
Philippines	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	(115,667)	(167,586)	(283,253)
Philippines	Citibank NA	10,000	1.00	(1)	6/20/15	(115,666)	(181,855)	(297,521)
Philippines	Deutsche Bank	9,750	1.00	(1)	3/20/15	(118,469)	(162,108)	(280,577)
Philippines	Deutsche Bank	10,000	1.00	(1)	6/20/15	(115,667)	(162,666)	(278,333)
Philippines	Deutsche Bank	9,500	1.00	(1)	9/20/15	(104,374)	(164,935)	(269,309)
Philippines	Deutsche Bank	10,000	1.00	(1)	9/20/15	(109,866)	(170,093)	(279,959)
Philippines	Goldman Sachs International	10,000	1.00	(1)	3/20/15	(121,507)	(177,647)	(299,154)
Philippines	Goldman Sachs International	10,000	1.00	(1)	6/20/15	(115,667)	(164,668)	(280,335)
Philippines	Goldman Sachs International	7,200	1.00	(1)	9/20/15	(79,104)	(95,796)	(174,900)
Philippines	HSBC Bank USA	10,000	1.00	(1)	6/20/15	(115,667)	(162,666)	(278,333)
Philippines	HSBC Bank USA	4,400	1.00	(1)	9/20/15	(48,341)	(71,481)	(119,822)
Philippines	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(109,867)	(187,595)	(297,462)
Philippines	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(109,866)	(198,631)	(308,497)
Philippines	JPMorgan Chase Bank	10,000	1.00	(1)	6/20/15	(115,666)	(176,803)	(292,469)
Philippines	Standard Chartered Bank	10,000	1.00	(1)	9/20/15	(109,867)	(184,691)	(294,558)
Russia	Bank of America	16,600	1.00	(1)	9/20/17	582,301	(639,464)	(57,163)
Russia	Bank of America	32,210	1.00	(1)	9/20/17	1,129,873	(1,758,960)	(629,087)
Russia	Barclays Bank PLC	8,610	1.00	(1)	9/20/17	302,025	(323,601)	(21,576)
Russia	Barclays Bank PLC	17,300	1.00	(1)	9/20/17	606,856	(1,007,079)	(400,223)
Russia	Citibank NA	13,760	1.00	(1)	9/20/17	482,182	(491,752)	(9,570)
Russia	Credit Suisse International	28,990	1.00	(1)	9/20/17	1,016,921	(1,596,172)	(579,251)
Russia	Deutsche Bank	19,100	1.00	(1)	9/20/17	669,996	(1,111,861)	(441,865)
Russia	Deutsche Bank	7,400	1.00	(1)	6/20/22	754,359	(1,301,056)	(546,697)
Russia	JPMorgan Chase Bank	15,800	1.00	(1)	9/20/17	553,668	(322,948)	230,720
Russia	Morgan Stanley & Co. International PLC	9,180	1.00	(1)	9/20/17	321,688	(336,713)	(15,025)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Bank of America	$6,300	1.00	%(1)	12/20/19	$259,323	$(215,860)	$43,463
South Africa	Bank of America	5,575	1.00	(1)	9/20/20	275,251	(198,610)	76,641
South Africa	Bank of America	16,990	1.00	(1)	12/20/20	883,656	(548,940)	334,716
South Africa	Bank of America	5,160	1.00	(1)	12/20/20	268,373	(182,868)	85,505
South Africa	Bank of America	19,900	1.00	(1)	9/20/22	1,382,042	(1,991,534)	(609,492)
South Africa	Barclays Bank PLC	6,300	1.00	(1)	12/20/19	259,323	(249,526)	9,797
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	219,591	(152,539)	67,052
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	219,601	(173,730)	45,871
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	219,591	(248,526)	(28,935)
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	466,674	(716,438)	(249,764)
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/20	592,468	(763,424)	(170,956)
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/20	624,644	(386,598)	238,046
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/20	381,756	(250,429)	131,327
South Africa	Barclays Bank PLC	10,850	1.00	(1)	9/20/22	753,547	(932,307)	(178,760)
South Africa	BNP Paribas SA	10,850	1.00	(1)	9/20/22	753,547	(957,900)	(204,353)
South Africa	Citibank NA	3,910	1.00	(1)	12/20/19	160,945	(176,071)	(15,126)
South Africa	Citibank NA	5,300	1.00	(1)	3/20/20	232,767	(252,353)	(19,586)
South Africa	Citibank NA	4,600	1.00	(1)	3/20/20	202,025	(226,059)	(24,034)
South Africa	Citibank NA	5,000	1.00	(1)	6/20/20	233,336	(260,564)	(27,228)
South Africa	Credit Suisse International	5,100	1.00	(1)	3/20/20	223,983	(170,629)	53,354
South Africa	Credit Suisse International	4,600	1.00	(1)	3/20/20	202,024	(187,231)	14,793
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/20	233,337	(263,505)	(30,168)
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/20	466,674	(699,334)	(232,660)
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/20	883,656	(583,639)	300,017
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/20	402,560	(279,407)	123,153
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/20	543,508	(463,644)	79,864
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/22	694,493	(1,039,169)	(344,676)
South Africa	Deutsche Bank	5,575	1.00	(1)	9/20/20	275,251	(196,815)	78,436
South Africa	Deutsche Bank	12,500	1.00	(1)	9/20/20	617,154	(578,421)	38,733
South Africa	Deutsche Bank	5,500	1.00	(1)	9/20/20	271,548	(235,824)	35,724
South Africa	Deutsche Bank	1,450	1.00	(1)	9/20/20	71,590	(62,231)	9,359
South Africa	Deutsche Bank	13,005	1.00	(1)	12/20/20	676,395	(436,281)	240,114
South Africa	Deutsche Bank	15,200	1.00	(1)	9/20/22	1,055,630	(1,511,798)	(456,168)
South Africa	Deutsche Bank	16,940	1.00	(1)	9/20/22	1,176,472	(1,692,111)	(515,639)
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/20	901,599	(593,284)	308,315
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/20	417,123	(278,931)	138,192
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/22	742,413	(1,034,836)	(292,423)
South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	12/20/19	214,050	(244,176)	(30,126)
South Africa	JPMorgan Chase Bank	4,590	1.00	(1)	12/20/19	188,935	(258,667)	(69,732)
South Africa	JPMorgan Chase Bank	5,100	1.00	(1)	3/20/20	223,984	(167,629)	56,355
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	3/20/20	219,592	(170,222)	49,370
South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	3/20/20	228,376	(244,645)	(16,269)
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/20	233,337	(254,670)	(21,333)
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/20	233,337	(361,063)	(127,726)
Spain	Bank of America	15,000	1.00	(1)	6/20/20	3,374,405	(284,019)	3,090,386
Spain	Bank of America	7,500	1.00	(1)	9/20/20	1,712,028	(469,990)	1,242,038
Spain	Barclays Bank PLC	11,400	1.00	(1)	3/20/20	2,525,959	(104,496)	2,421,463
Spain	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	2,249,603	(671,083)	1,578,520
Spain	Barclays Bank PLC	7,412	1.00	(1)	9/20/20	1,691,940	(588,576)	1,103,364
Spain	Barclays Bank PLC	44,330	1.00	(1)	12/20/20	10,261,036	(3,855,841)	6,405,195
Spain	Barclays Bank PLC	4,700	1.00	(1)	12/20/20	1,087,906	(402,721)	685,185
Spain	Citibank NA	11,400	1.00	(1)	3/20/20	2,525,936	(238,607)	2,287,329

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Spain	Citibank NA	$2,500	1.00	%(1)	3/20/20	$553,933	$(107,757)	$446,176
Spain	Citibank NA	5,000	1.00	(1)	9/20/20	1,141,351	(230,238)	911,113
Spain	Deutsche Bank	9,200	1.00	(1)	3/20/20	2,038,475	(181,833)	1,856,642
Spain	Deutsche Bank	13,950	1.00	(1)	6/20/20	3,138,197	(779,298)	2,358,899
Spain	Deutsche Bank	10,000	1.00	(1)	6/20/20	2,249,603	(421,048)	1,828,555
Spain	Deutsche Bank	23,922	1.00	(1)	12/20/20	5,537,210	(2,080,745)	3,456,465
Spain	Deutsche Bank	12,825	1.00	(1)	12/20/20	2,968,594	(956,674)	2,011,920
Spain	Goldman Sachs International	5,000	1.00	(1)	6/20/20	1,124,802	(338,260)	786,542
Spain	Goldman Sachs International	8,543	1.00	(1)	9/20/20	1,950,114	(692,847)	1,257,267
Spain	JPMorgan Chase Bank	15,000	1.00	(1)	9/20/20	3,424,040	(1,332,395)	2,091,645
Spain	JPMorgan Chase Bank	5,000	1.00	(1)	9/20/20	1,141,352	(224,186)	917,166
Thailand	Bank of America	4,000	1.00	(1)	9/20/15	(19,463)	(17,600)	(37,063)
Thailand	Barclays Bank PLC	7,500	0.97		9/20/19	281,763	—	281,763
Thailand	Citibank NA	7,700	0.86		12/20/14	(34,206)	—	(34,206)
Thailand	Citibank NA	3,700	0.95		9/20/19	143,932	—	143,932
Thailand	Credit Suisse International	5,000	1.00	(1)	9/20/15	(24,328)	(30,761)	(55,089)
Thailand	Deutsche Bank	10,000	1.00	(1)	3/20/15	(69,216)	(43,635)	(112,851)
Thailand	Goldman Sachs International	4,700	1.00	(1)	9/20/15	(22,869)	(19,269)	(42,138)
Thailand	Goldman Sachs International	9,000	1.00	(1)	9/20/15	(43,791)	(36,933)	(80,724)
Thailand	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(48,657)	(41,037)	(89,694)
Thailand	JPMorgan Chase Bank	3,900	0.87		12/20/14	(18,299)	—	(18,299)
Thailand	Standard Chartered Bank	5,000	1.00	(1)	9/20/15	(24,329)	(20,499)	(44,828)
Thailand	Standard Chartered Bank	5,000	1.00	(1)	9/20/15	(24,328)	(29,309)	(53,637)
Tunisia	Barclays Bank PLC	3,700	1.00	(1)	9/20/17	308,992	(332,751)	(23,759)
Tunisia	Barclays Bank PLC	3,330	1.00	(1)	9/20/17	278,093	(314,425)	(36,332)
Tunisia	Citibank NA	3,990	1.00	(1)	9/20/17	333,210	(394,810)	(61,600)
Tunisia	Deutsche Bank	13,700	1.00	(1)	6/20/17	1,074,783	(1,059,945)	14,838
Tunisia	Deutsche Bank	7,390	1.00	(1)	6/20/17	579,755	(603,508)	(23,753)
Tunisia	Goldman Sachs International	6,700	1.00	(1)	9/20/17	559,526	(570,331)	(10,805)
Tunisia	Goldman Sachs International	7,430	1.00	(1)	9/20/17	620,460	(651,808)	(31,348)
Tunisia	Goldman Sachs International	6,700	1.00	(1)	9/20/17	559,526	(618,308)	(58,782)
Tunisia	Morgan Stanley & Co. International PLC	2,000	1.00	(1)	6/20/17	156,902	(163,216)	(6,314)
Uruguay	Citibank NA	4,600	1.00	(1)	6/20/20	324,007	(276,861)	47,146
Uruguay	Deutsche Bank	9,200	1.00	(1)	6/20/20	648,014	(540,748)	107,266
Venezuela	Barclays Bank PLC	3,176	5.00	(1)	12/20/21	694,593	(711,590)	(16,997)
Venezuela	Barclays Bank PLC	3,158	5.00	(1)	12/20/21	690,660	(747,505)	(56,845)
Venezuela	Barclays Bank PLC	2,536	5.00	(1)	12/20/21	554,627	(613,208)	(58,581)
Venezuela	Barclays Bank PLC	3,128	5.00	(1)	12/20/21	684,099	(756,150)	(72,051)
Venezuela	Barclays Bank PLC	8,792	5.00	(1)	12/20/21	1,922,825	(1,998,595)	(75,770)
Venezuela	Barclays Bank PLC	2,690	5.00	(1)	12/20/21	588,307	(669,390)	(81,083)
Venezuela	Barclays Bank PLC	5,800	5.00	(1)	12/20/21	1,268,464	(1,418,238)	(149,774)
Venezuela	Barclays Bank PLC	6,043	5.00	(1)	12/20/21	1,321,614	(1,488,498)	(166,884)
Venezuela	Barclays Bank PLC	6,072	5.00	(1)	12/20/21	1,327,957	(1,497,266)	(169,309)
Venezuela	Barclays Bank PLC	11,920	5.00	(1)	12/20/21	2,606,924	(2,794,581)	(187,657)
Venezuela	Credit Suisse International	2,766	5.00	(1)	12/20/21	604,928	(702,454)	(97,526)
Venezuela	Deutsche Bank	5,216	5.00	(1)	12/20/21	1,140,748	(1,290,342)	(149,594)
Venezuela	Deutsche Bank	5,880	5.00	(1)	12/20/21	1,285,966	(1,453,868)	(167,902)
Venezuela	Deutsche Bank	14,008	5.00	(1)	12/20/21	3,063,572	(3,263,708)	(200,136)
Citigroup, Inc.	Bank of America	16,801	1.00	(1)	9/20/20	1,779,466	(865,097)	914,369
Citigroup, Inc.	JPMorgan Chase Bank	18,407	1.00	(1)	9/20/20	1,949,565	(1,003,182)	946,383

Reference Entity	Counterparty	Notional Amount (000’s omitted)		Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
iTraxx Europe Senior Financials 5- Year Index	Barclays Bank PLC	EUR	42,420	1.00	%(1)	6/20/17	$3,593,175	$(2,078,434)	$1,514,741
iTraxx Europe Subordinated Financials 5- Year Index	Barclays Bank PLC	EUR	30,816	5.00	(1)	6/20/17	(1,416,985)	3,196,960	1,779,975

							$162,833,857	$(119,242,748)	$43,591,109

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2012, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $998,254,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	-	Euro

Cross-Currency Swaps

Counterparty	Notional Amount on Fixed Rate (Currency Received) (000’s omitted)		Notional Amount on Floating Rate (Currency Delivered) (000’s omitted)		Floating Rate	Fixed Rate	Termination Date	Net Unrealized Depreciation
Bank of America	TRY	17,118	$	11,435	3-month USD- LIBOR-BBA	8.28%	8/11/20	$(190,794)
Bank of America	TRY	26,000		14,619	3-month USD- LIBOR-BBA	6.97	8/18/21	(1,702,324)
Barclays Bank PLC	TRY	60,000		40,080	3-month USD- LIBOR-BBA	8.25	8/11/20	(595,807)
Barclays Bank PLC	TRY	25,350		16,650	3-month USD- LIBOR-BBA	8.32	8/16/20	(592,569)
Citibank NA	TRY	25,000		16,700	3-month USD- LIBOR-BBA	8.20	8/11/20	(197,611)
Citibank NA	TRY	3,909		2,449	3-month USD- LIBOR-BBA	8.23	2/25/21	(97,781)
Credit Suisse International	TRY	4,446		2,498	3-month USD- LIBOR-BBA	6.90	8/18/21	(279,627)
Deutsche Bank	TRY	22,254		14,861	3-month USD- LIBOR-BBA	8.26	8/11/20	(235,547)
Deutsche Bank	TRY	14,321		8,996	3-month USD- LIBOR-BBA	8.20	2/24/21	(376,827)
Deutsche Bank	TRY	5,112		2,871	3-month USD- LIBOR-BBA	7.00	8/18/21	(345,487)
Goldman Sachs International	TRY	34,237		22,802	3-month USD- LIBOR-BBA	8.31	8/11/20	(484,882)
JPMorgan Chase Bank	TRY	27,000		18,012	3-month USD- LIBOR-BBA	8.29	8/11/20	(335,959)
JPMorgan Chase Bank	TRY	20,000		13,333	3-month USD- LIBOR-BBA	8.36	8/11/20	(314,482)
JPMorgan Chase Bank	TRY	10,000		5,610	3-month USD- LIBOR-BBA	6.96	8/18/21	(663,008)

								$(6,412,705)

TRY	-	New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written options activity for the fiscal year to date ended July 31, 2012 was as follows:

	Principal Amount		Premiums Received
Outstanding, beginning of period	INR	—	$—
Options written		9,870,150,000	4,089,906

Outstanding, end of period	INR	9,870,150,000	$4,089,906

At July 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance return.

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to credit risk, or to enhance return.

Equity Price Risk: The Portfolio enters into equity index futures and options thereon to enhance return and to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross-currency swaps to enhance return, to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies. The Portfolio also purchases and sells currency options to enhance return.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures, interest rate swaps and swaptions, and cross-currency swaps to enhance return, to change the overall duration of the portfolio, or to hedge against fluctuations in securities prices due to interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2012 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Forward Commodity Contracts	$—	$(5,539,141)
Commodity	Futures Contracts*	—	(6,539,351)

		$—	$(12,078,492)

Credit	Credit Default Swaps	$167,998,681	$(17,029,528)

		$167,998,681	$(17,029,528)

Equity Price	Futures Contracts*	$4,938,837	$(3,685,293)
Equity Price	Put Options Purchased	405,812	—

		$5,344,649	$(3,685,293)

Foreign Exchange	Currency Options Purchased	$6,553,770	$—
Foreign Exchange	Currency Options Written	—	(3,187,792)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	54,746,420	(15,598,526)

		$61,300,190	$(18,786,318)

Interest Rate	Cross-Currency Swaps	$—	$(6,412,705)
Interest Rate	Futures Contracts*	—	(12,067,793)
Interest Rate	Interest Rate Swaps	3,853,431	(14,173,687)
Interest Rate	Interest Rate Swaptions	1,217,610	—

		$5,071,041	$(32,654,185)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$7,860,751,266

Gross unrealized appreciation	$211,827,437
Gross unrealized depreciation	(253,394,087)

Net unrealized depreciation	$(41,566,650)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Foreign Government Bonds	$—	$2,432,747,322		$—	$2,432,747,322
Foreign Corporate Bonds & Notes	—	3,978,385		—	3,978,385
Corporate Bonds & Notes	—	683,038		—	683,038
Collateralized Mortgage Obligations	—	112,446,842		—	112,446,842
Commercial Mortgage-Backed Securities	—	32,451,833		—	32,451,833
Mortgage Pass-Throughs	—	1,616,661,499		—	1,616,661,499
U.S. Government Agency Obligations	—	437,408,657		—	437,408,657
U.S. Treasury Obligations	—	2,315,508		—	2,315,508
Common Stocks	—	41,242,566	*	—	41,242,566
Precious Metals	445,591,902	—		—	445,591,902
Currency Call Options Purchased	—	4,701,149		—	4,701,149
Currency Put Options Purchased	—	1,852,621		—	1,852,621
Interest Rate Swaptions	—	1,217,610		—	1,217,610
Put Options Purchased	—	405,812		—	405,812
Short-Term Investments -
Foreign Government Securities	—	1,530,517,274		—	1,530,517,274
U.S. Treasury Obligations	—	153,399,529		—	153,399,529
Repurchase Agreements	—	621,596,045		—	621,596,045
Other	—	379,967,024		—	379,967,024
Total Investments	$445,591,902	$7,373,592,714		$—	$7,819,184,616
Forward Foreign Currency Exchange Contracts	$—	$54,746,420		$—	$54,746,420
Swap Contracts	—	171,852,112		—	171,852,112
Futures Contracts	4,938,837	—		—	4,938,837
Total	$450,530,739	$7,600,191,246		$—	$8,050,721,985

Liability Description
Currency Put Options Written	$—	$(3,187,792)	$—	$(3,187,792)
Securities Sold Short	—	(733,802,302)	—	(733,802,302)
Forward Commodity Contracts	—	(5,539,141)	—	(5,539,141)
Forward Foreign Currency Exchange Contracts	—	(15,598,526)	—	(15,598,526)
Swap Contracts	—	(37,615,920)	—	(37,615,920)
Futures Contracts	(22,292,437)	—	—	(22,292,437)
Total	$(22,292,437)	$(795,743,681)	$—	$(818,036,118)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At July 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Portfolio

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date:	September 24, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 24, 2012